                          BEA INTERNATIONAL EQUITY FUND
                        BEA EMERGING MARKETS EQUITY FUND
                            BEA U.S. CORE EQUITY FUND
                         BEA U.S. CORE FIXED INCOME FUND
                     BEA STRATEGIC GLOBAL FIXED INCOME FUND
                               BEA HIGH YIELD FUND
                             BEA MUNICIPAL BOND FUND
                       BEA GLOBAL TELECOMMUNICATIONS FUND
                       BEA LONG-SHORT MARKET NEUTRAL FUND
                           BEA LONG-SHORT EQUITY FUND
                      BEA SELECT ECONOMIC VALUE EQUITY FUND


                             YOUR VOTE IS IMPORTANT


Dear Shareholder:

The Board of Directors of The RBB Fund, Inc. (the "RBB Fund") has recently reviewed and unanimously endorsed proposals for the reorganization of eleven of its investment series -- BEA International Equity Fund, BEA Emerging Markets Equity Fund, BEA U.S. Core Equity Fund, BEA U.S. Core Fixed Income Fund, BEA Strategic Global Fixed Income Fund, BEA High Yield Fund, BEA Municipal Bond Fund, BEA Global Telecommunications Fund, BEA Long-Short Market Neutral Fund, BEA Long-Short Equity Fund and BEA Select Economic Value Equity Fund (each, a "BEA Fund" and collectively, the "BEA Funds"). UNDER THE TERMS OF THE PROPOSALS, EACH OF ELEVEN NEWLY-FORMED INVESTMENT COMPANIES -- WARBURG, PINCUS INTERNATIONAL GROWTH FUND, INC., WARBURG, PINCUS EMERGING MARKETS II FUND, INC., WARBURG, PINCUS U.S. CORE EQUITY FUND, INC., WARBURG, PINCUS CORE FIXED INCOME FUND, INC., WARBURG, PINCUS STRATEGIC GLOBAL FIXED INCOME FUND, INC., WARBURG, PINCUS HIGH YIELD FUND, INC., WARBURG, PINCUS MUNICIPAL BOND FUND, INC., WARBURG, PINCUS GLOBAL TELECOMMUNICATIONS FUND, INC., WARBURG, PINCUS LONG-SHORT MARKET NEUTRAL FUND, INC., WARBURG, PINCUS LONG-SHORT EQUITY FUND, INC. AND WARBURG, PINCUS SELECT ECONOMIC VALUE EQUITY FUND, INC. (EACH, A "WARBURG FUND" AND COLLECTIVELY, THE "WARBURG FUNDS") --WOULD ACQUIRE ALL OR SUBSTANTIALLY ALL OF THE ASSETS AND LIABILITIES OF THE CORRESPONDING BEA FUND. We are pleased to invite you to attend a special meeting (the "Meeting") of the shareholders of each BEA Fund to consider the approval of a Plan of Reorganization (the "Plan") pursuant to which the reorganization of your Fund (the "Reorganization") would be effected.

The RBB Fund's Board of Directors and BEA Associates ("BEA"), the BEA Funds' investment adviser, believe that the Reorganization is in the best interests of each BEA Fund and its shareholders. Credit Suisse Asset Management, the asset management business unit of Credit Suisse Group, recently announced a strategic alliance with Warburg Pincus Asset Management, Inc. ("Warburg"). As part of the alliance, it is contemplated that, subject to shareholder approval, the former Advisor Shares of the BEA Funds would be distributed in the United States under the Warburg Pincus name by Counsellors Securities Inc., an affiliate of Warburg. The Institutional Shares of the BEA Funds will continue to be offered under the name "BEA Institutional Funds." The proposed Reorganization will integrate the BEA Funds fully into the Warburg Pincus Funds family.

The Reorganization will not result in any material changes to the investment philosophy or operations of your Fund, since each Warburg Fund has the same investment objective and substantially the same investment policies as the corresponding BEA Fund. Each Warburg Fund will have the same investment adviser, custodian and transfer agent as the corresponding BEA Fund, although Credit Suisse Asset Management Ltd., an affiliate of BEA Associates, will become sub-advisor to two Warburg Funds. In addition, BEA (together with Counsellors Funds Service, Inc. for the former Advisor class of BEA Fund shares), has agreed to waive fees and reimburse expenses for the one-year period following the closing of the Reorganization (the "Closing Date") to the extent necessary for the net expense ratio of each Warburg Fund to be no higher than that of the corresponding BEA Fund for the thirty days ending on the Closing Date. The Closing Date is expected to be October 2, 1998 for all Funds except the BEA Long-Short Market Neutral Fund and the BEA Long-Short Equity Fund for which the Closing Date is expected to be October 23, 1998.

If shareholders of a BEA Fund approve the Plan, upon consummation of the Reorganization of that Fund, the BEA Fund will be liquidated. You will become a shareholder of the corresponding Warburg Fund, having received shares of the same class with an aggregate value equal to the aggregate net asset value of your investment in the BEA Fund at the time of the transaction. No sales charge will be imposed in the transaction. The transactions will, in the opinion of counsel, be free from federal income taxes to you, the BEA Funds and the Warburg Funds. BEA or its affiliates will bear all expenses incurred in connection with the Reorganization of BEA Funds.

The Meeting will be held on September 28, 1998 to consider this transaction. WE STRONGLY INVITE YOUR PARTICIPATION BY ASKING YOU TO REVIEW, COMPLETE AND RETURN YOUR PROXY PROMPTLY. If you own shares of more than one BEA Fund, a separate proxy card is enclosed for each.

Detailed information about the proposed Reorganization is described in the attached combined prospectus/proxy statement. THE BOARD OF DIRECTORS OF THE RBB FUND HAS UNANIMOUSLY APPROVED THE REORGANIZATION OF EACH BEA FUND AND RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN. On behalf of the Board of Directors, I thank you for your participation as a shareholder and urge you to please exercise your right to vote by completing, dating and signing the enclosed proxy card(s). A self-addressed, postage-paid envelope has been enclosed for your convenience; if you prefer, you can fax the proxy card to Mackenzie Partners, Inc., Attn:
Joseph Doherty, at (212) 929-0308. We also encourage you to vote by telephone. Proxies may be voted by telephone by calling (800) 435-2911.

Voting by telephone will reduce the time and costs associated with the proxy solicitation. If the Fund records proxies by telephone, it will use procedures designed to (i) authenticate shareholders' identities, (ii) allow shareholders to authorize the voting of their shares in accordance with their instructions and (iii) confirm that their instructions have been properly recorded.

Whichever voting method you choose, please read the full text of the proxy statement before you vote.

If you have any questions regarding the proposed Reorganization, please feel free to call Hal Liebes, an officer of BEA Associates, at 212-326-5454, who will be pleased to assist you.

IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

                                   Sincerely,


                                   DONALD VAN RODEN
                                   Chairman of the Board

September 11, 1998

                               THE RBB FUND, INC.
                         Bellevue Park Corporate Center
                              400 Bellevue Parkway
                                    3rd Floor
                           Wilmington, Delaware 19809

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                        To Be Held on September 28, 1998


            Notice is hereby given that a Special Meeting of Shareholders (the "Meeting") of BEA International Equity Fund, BEA Emerging Markets Equity Fund, BEA U.S. Core Equity Fund, BEA U.S. Core Fixed Income Fund, BEA Strategic Global Fixed Income Fund, BEA High Yield Fund, BEA Municipal Bond Fund, BEA Global Telecommunications Fund, BEA Long-Short Market Neutral Fund, BEA Long-Short Equity Fund and BEA Select Economic Value Equity Fund, each a series of The RBB Fund, Inc. (the "RBB Fund"), will be held at the offices of The RBB Fund, Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 on September 28, 1998, commencing at 3:00 p.m. for the following purposes:

      1. To approve the Plan of Reorganization dated as of September 1, 1998 (the "Plan") providing (i) that each of BEA International Equity Fund, BEA Emerging Markets Equity Fund, BEA U.S. Core Equity Fund, BEA U.S. Core Fixed Income Fund, BEA Strategic
            Global Fixed Income Fund, BEA High Yield Fund, BEA Municipal Bond Fund, BEA Global Telecommunications Fund, BEA Long-Short Market Neutral Fund, BEA Long-Short Equity Fund and BEA Select Economic Value Equity Fund (each, a "BEA Fund" and collectively, the "BEA Funds") would be reorganized from a series of the RBB Fund into Warburg, Pincus International Growth Fund, Inc., Warburg, Pincus Emerging Markets II Fund, Inc., Warburg, Pincus U.S. Core Equity Fund, Inc., Warburg, Pincus U.S. Core Fixed Income Fund, Inc., Warburg, Pincus Strategic Global Fixed
            Income  Fund,  Inc.,  Warburg,   Pincus  High  Yield  Fund,  Inc.,
            Warburg, Pincus Municipal Bond Fund, Inc., Warburg, Pincus Global Telecommunications Fund, Inc., Warburg, Pincus Long-Short Market Neutral Fund, Inc., Warburg, Pincus Long-Short Equity Fund, Inc. and Warburg, Pincus Select Economic Value Equity Fund, Inc., respectively, (each, a "Warburg Fund" and collectively, the "Warburg Funds"), (ii) that each BEA Fund would transfer to the corresponding Warburg Fund all or substantially all of its assets in exchange for shares of the Warburg Fund and the assumption of liabilities, (iii) that such shares of the Warburg Funds would be distributed to shareholders of the BEA Funds in liquidation of the BEA Funds, and (iv) that the BEA Funds would subsequently be terminated.

      2. To transact such other business as may properly come before the Meeting or any adjournment or adjournments thereof.

            THE BOARD OF DIRECTORS OF THE RBB FUND UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF EACH BEA FUND VOTE TO APPROVE THE PLAN.
            The Board of Directors of the RBB Fund has fixed the close of business on August 21, 1998 (September 14, 1998 in the case of the BEA Long-Short Equity Fund) as the record date for the determination of shareholders of the BEA Funds entitled to notice of and to vote at the Meeting and any adjournment or adjournments thereof.

            IT IS IMPORTANT THAT PROXIES BE RETURNED PROMPTLY.



      SHAREHOLDERS WHO DO NOT EXPECT TO ATTEND THE SPECIAL MEETING ARE URGED TO
(A) SIGN AND RETURN WITHOUT DELAY THE ENCLOSED PROXY CARD(S) IN THE ENCLOSED ENVELOPE, WHICH REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES, (B) VOTE BY TELEPHONE WITH A TOLL-FREE CALL TO (800) 435-2911 OR (C) FAX THE ENCLOSED PROXY CARD(S) TO JOSEPH DOHERTY AT (212) 929-0308, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. INSTRUCTIONS FOR THE PROPER EXECUTION OF PROXY CARDS ARE SET FORTH ON THE FOLLOWING PAGE. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY THE SUBSEQUENT EXECUTION AND SUBMISSION OF A REVISED PROXY, BY GIVING WRITTEN NOTICE OF REVOCATION TO THE RBB FUND, INC. AT ANY TIME BEFORE THE PROXY IS EXERCISED OR BY VOTING IN PERSON AT THE MEETING.


                                         By Order of the Board of Directors

                                         Morgan R. Jones
                                         Secretary


September 11, 1998


                 YOUR PROMPT ATTENTION TO THE ENCLOSED PROXY WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.

                     INSTRUCTIONS FOR SIGNING PROXY CARDS

            The following general rules for signing proxy cards may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

      1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

      2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card.

      3. All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

       REGISTRATION                                  VALID SIGNATURES
       ------------                                  ----------------
       CORPORATE ACCOUNTS

       (1) ABC Corp. ............................    ABC Corp.
       (2) ABC Corp. ............................    John Doe, Treasurer
       (3) ABC Corp. ............................
           c/o John Doe, Treasurer...............    John Doe
       (4) ABC Corp. Profit Sharing Plan.........    John Doe, Trustee

       TRUST ACCOUNTS
       (1) ABC Trust.............................    Jane B. Doe, Trustee
       (2) Jane B. Doe, Trustee..................
             u/t/d 12/28/78......................    Jane B. Doe

       CUSTODIAL OR ESTATE ACCOUNTS
       (1) John B. Smith, Cust.
             f/b/o John B. Smith, Jr. UGMA.......    John B. Smith
       (2) John B. Smith.........................    John B. Smith, Jr., Executor

                     COMBINED PROSPECTUS/PROXY STATEMENT
                              SEPTEMBER 11, 1998

                          ACQUISITION OF THE ASSETS OF

                          BEA INTERNATIONAL EQUITY FUND
                        BEA EMERGING MARKETS EQUITY FUND
                            BEA U.S. CORE EQUITY FUND
                         BEA U.S. CORE FIXED INCOME FUND
                     BEA STRATEGIC GLOBAL FIXED INCOME FUND
                               BEA HIGH YIELD FUND
                             BEA MUNICIPAL BOND FUND
                       BEA GLOBAL TELECOMMUNICATIONS FUND
                       BEA LONG-SHORT MARKET NEUTRAL FUND
                           BEA LONG-SHORT EQUITY FUND
                      BEA SELECT ECONOMIC VALUE EQUITY FUND
                        SEPARATE INVESTMENT PORTFOLIOS OF
                               THE RBB FUND, INC.
                              400 BELLEVUE PARKWAY
                                    3RD FLOOR
                           WILMINGTON, DELAWARE 19809
                                 (302) 792-2555

                        BY AND IN EXCHANGE FOR SHARES OF

                 WARBURG, PINCUS INTERNATIONAL GROWTH FUND, INC.
                 WARBURG, PINCUS EMERGING MARKETS II FUND, INC.
                   WARBURG, PINCUS U.S. CORE EQUITY FUND, INC.
                WARBURG, PINCUS U.S. CORE FIXED INCOME FUND, INC.
            WARBURG, PINCUS STRATEGIC GLOBAL FIXED INCOME FUND, INC.
                      WARBURG, PINCUS HIGH YIELD FUND, INC.
                    WARBURG, PINCUS MUNICIPAL BOND FUND, INC.
              WARBURG, PINCUS GLOBAL TELECOMMUNICATIONS FUND, INC.
              WARBURG, PINCUS LONG-SHORT MARKET NEUTRAL FUND, INC.
                  WARBURG, PINCUS LONG-SHORT EQUITY FUND, INC.
             WARBURG, PINCUS SELECT ECONOMIC VALUE EQUITY FUND, INC.
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                   800-WARBURG

            This Combined Prospectus/Proxy Statement is being furnished to shareholders of BEA International Equity Fund, BEA Emerging Markets Equity Fund, BEA U.S. Core Equity Fund, BEA U.S. Core Fixed Income Fund, BEA Strategic Global Fixed Income Fund,

BEA High Yield Fund, BEA Municipal Bond Fund, BEA Global Telecommunications Fund, BEA Long-Short Market Neutral Fund, BEA Long-Short Equity Fund and BEA Select Economic Value Equity Fund (each, a "BEA Fund," and collectively, the "BEA Funds"), each a separate series of The RBB Fund, Inc. (the "RBB Fund"), in connection with a proposed plan of reorganization (the "Plan") to be submitted to shareholders of each BEA Fund for consideration at a Special Meeting of Shareholders to be held on September 28, 1998 at 3:00 p.m. (the "Meeting"), at the offices of The RBB Fund, Inc. located at 400 Bellevue Parkway, Wilmington, Delaware 19809, or any adjournment or adjournments thereof.

            Each of Warburg, Pincus International Growth Fund, Inc. (the "Warburg International Fund"), Warburg, Pincus Emerging Markets II Fund, Inc. (the "Warburg Emerging Markets Fund"), Warburg, Pincus U.S. Core Equity Fund, Inc. (the "Warburg U.S. Equity Fund"), Warburg, Pincus U.S. Core Fixed Income Fund, Inc. (the "Warburg Core Fixed Income Fund"), Warburg, Pincus Strategic Global Fixed Income Fund, Inc. (the "Warburg Global Income Fund"), Warburg, Pincus High Yield Fund, Inc. (the "Warburg High Yield Fund"), Warburg, Pincus Municipal Bond Fund, Inc. (the "Warburg Municipal Fund"), Warburg, Pincus Global Telecommunications Fund, Inc. (the "Warburg Telecommunications Fund"), Warburg, Pincus Long-Short Market Neutral Fund, Inc. (the "Warburg Market Neutral Fund"), Warburg, Pincus Long-Short Equity Fund, Inc. (the "Warburg Long-Short Fund") and Warburg, Pincus Select Economic Value Equity Fund, Inc. (the "Warburg Economic Value Fund") (each, a "Warburg Fund" and collectively, the "Warburg Funds") is a newly organized registered investment company.

            The proposed reorganization pursuant to the Plan is designed such that the Warburg Fund will be a continuation of the corresponding BEA Fund, and therefore, the Plan will not result in any change in the investment philosophy of the BEA Funds. The investment objectives and policies of each Warburg Fund are the same as those of the corresponding BEA Funds except for minor differences described under "Comparison of Investment Objectives and Policies" in this Combined Prospectus/Proxy Statement. The investment adviser, custodian, transfer agent and accountant for each Warburg Fund are the same as those of the corresponding BEA Fund, although an affiliate of BEA Associates will become an investment sub-adviser for the Warburg Emerging Markets and Global Fixed Income Funds. The distributor of shares of each Warburg Fund will be Counsellors Securities Inc., which until May 29, 1998 had been the distributor for each RBB Fund.

            The Plan provides for all or substantially all of the assets of a BEA Fund to be acquired by the corresponding Warburg Fund in exchange for shares of the Warburg Fund and the assumption by such Warburg Fund of liabilities of the BEA Fund (as regards each BEA Fund, hereinafter referred to as the "Reorganization"). (The Warburg Funds and the BEA Funds are sometimes referred to hereinafter as the "Funds" and individually as a "Fund.") Shares of each Warburg Fund would be distributed to shareholders of the corresponding BEA Fund in liquidation of the corresponding BEA Fund and thereafter the BEA Fund would be terminated. As a result of the proposed Reorganization, each shareholder of a BEA Fund will receive that number of shares of the corresponding Warburg Fund having an aggregate net asset value equal to the aggregate value of such shareholder's shares of the BEA Fund immediately prior to the Reorganization. All expenses of the Reorganization will be borne by

BEA Associates ("BEA"). No sales charge will be imposed on the shares of a Warburg Fund received by the shareholders of the corresponding BEA Fund. This transaction is structured to be tax-free for federal income tax purposes to shareholders and to both the Warburg Funds and the BEA Funds.

            This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about the Warburg Funds that a prospective investor should know before voting. This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about September 11, 1998. A Statement of Additional Information dated September 11, 1998, relating to this Combined Prospectus/Proxy Statement and the Reorganization, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of such Statement of Additional Information is available upon oral or written request and without charge by writing to the Warburg Funds at the address listed on the cover page of this Combined Prospectus/Proxy Statement or by calling (800) 322-2885.

            The following documents, which have been filed with the SEC, are incorporated herein in their entirety by reference.

      1. The Prospectus of each class of shares offered by the Warburg Funds, each dated September 11, 1998. The Warburg Fund Prospectus relating to each class of shares of each BEA Fund held by a shareholder accompanies this Combined Prospectus/Proxy Statement.

      2. The current Prospectuses of the RBB Fund on behalf of each class of shares of the BEA Funds. These may be obtained without charge by writing to the address on the cover page of this Combined Prospectus/Proxy Statement or by calling (800) 322-2885.

      3. The Annual Report of the RBB Fund for the fiscal year ended August 31, 1997 and the Semiannual Report for the six-month period ended February 28, 1998.

            Accompanying this Combined Prospectus/Proxy Statement as Exhibit A is a copy of the form of Plan of Reorganization (the "Plan") for the proposed Reorganization.

            THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

            NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN

THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

                              TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
ADDITIONAL MATERIALS ....................................................      6
SUMMARY .................................................................      7
RISK FACTORS ............................................................     12
REASONS FOR THE REORGANIZATION ..........................................     12
FEE TABLES ..............................................................     14
INFORMATION ABOUT THE REORGANIZATION ....................................     24
COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES ........................     34
MANAGEMENT OF THE FUNDS .................................................     35
INTEREST OF BEA IN THE REORGANIZATION ...................................     36
INTEREST OF WARBURG IN THE REORGANIZATION ...............................     36
INFORMATION ON SHAREHOLDERS' RIGHTS .....................................     36
ADDITIONAL INFORMATION ..................................................     38
VOTING INFORMATION ......................................................     38
OTHER BUSINESS ..........................................................     41
FINANCIAL STATEMENTS AND EXPERTS ........................................     41
LEGAL MATTERS ...........................................................     41

EXHIBIT A: FORM OF PLAN OF REORGANIZATION ...............................     A-1

                              ADDITIONAL MATERIALS

            The following additional materials, which have been incorporated by reference into the Statement of Additional Information dated September 11, 1998 relating to this Combined Prospectus/Proxy Statement and the Reorganization, will be sent to all shareholders of the relevant BEA Fund requesting a copy of such Statement of Additional Information.

      1. The Statement of Additional Information for each class of shares of the Warburg Funds, each dated September 11, 1998.

      2. The current Statement of Additional Information for each class of shares of the BEA Funds.

                                     SUMMARY

      THIS SUMMARY IS QUALIFIED IN ITS ENTIRETY BY REFERENCE TO THE ADDITIONAL INFORMATION CONTAINED ELSEWHERE IN THIS COMBINED PROSPECTUS/PROXY STATEMENT, THE PLAN, A COPY OF THE FORM OF WHICH IS ATTACHED TO THIS COMBINED PROSPECTUS/PROXY STATEMENT AS EXHIBIT A, THE PROSPECTUSES OF THE BEA FUNDS, THE STATEMENTS OF ADDITIONAL INFORMATION OF THE BEA FUNDS, THE PROSPECTUSES OF THE WARBURG FUNDS AND THE STATEMENTS OF ADDITIONAL INFORMATION OF THE WARBURG FUNDS.

            PROPOSED REORGANIZATION. The Plan provides for the transfer of all or substantially all of the assets and liabilities of each BEA Fund to the corresponding Warburg Fund in exchange for shares of the Warburg Fund. The Plan also calls for the distribution of shares of a Warburg Fund to the corresponding BEA Fund's shareholders in liquidation of the BEA Fund. (The foregoing proposed transactions as regards each BEA Fund are referred to in this Combined Prospectus/Proxy Statement as the "Reorganization.") As a result of the Reorganization, each shareholder of a BEA Fund will become the owner of that number of full and fractional shares of the same class of the corresponding Warburg Fund having an aggregate net asset value equal to the aggregate value of the shareholder's shares of the BEA Fund as of the close of business on the date that each BEA Fund's assets are exchanged for shares of the corresponding Warburg Fund. HOLDERS OF ADVISOR SHARES OF A BEA FUND WILL BECOME HOLDERS OF COMMON SHARES OF THE CORRESPONDING WARBURG FUND AND HOLDERS OF INSTITUTIONAL SHARES OF A BEA FUND WILL BECOME HOLDERS OF INSTITUTIONAL SHARES OF THE CORRESPONDING WARBURG FUND. THE WARBURG FUNDS WILL ALSO HAVE A CLASS OF ADVISOR SHARES, ALTHOUGH SUCH SHARES ARE CURRENTLY NOT INTENDED TO BE OFFERED. See "Information About the Reorganization --Plan of Reorganization."

            For the reasons set forth below under "Reasons for the Reorganization," the Board of Directors of the RBB Fund, including the Directors of the RBB Fund who are not "interested persons" (the "Independent Directors"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), has unanimously concluded that the Reorganization would be in the best interests of the shareholders of each BEA Fund and that the interests of each BEA Fund's existing shareholders will not be diluted as a result of the transaction contemplated by the Reorganization. The Board therefore has submitted the Plan for approval by each BEA Fund's shareholders. The Board of Directors of each Warburg Fund has also reached similar conclusions and approved the Reorganization with respect to the Warburg Funds.

            Approval of the Reorganization of a BEA Fund will require the affirmative vote of the holders of a majority of that BEA Fund's outstanding shares. See "Voting Information." No Reorganization of any BEA Fund is contingent on the approval and/or closing of the Reorganization of any other BEA Fund. In the event that the Plan is not approved by shareholders of one or more BEA Funds, the Board will consider other possible courses of action available to it, including resubmitting the Reorganization proposal to shareholders.

            TAX CONSEQUENCES. Prior to completion of the Reorganization, each BEA Fund and its corresponding Warburg Fund will have received an opinion of counsel that, upon the closing of the Reorganization and the transfer of the assets of such BEA Fund, no gain or loss will be recognized by the BEA Fund or its shareholders for federal income tax purposes. The holding period and aggregate tax basis of the corresponding Warburg Fund's shares received by a BEA Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of the BEA Fund previously held by such shareholder. In addition, the holding period and tax basis of the assets of each BEA Fund in the hands of the corresponding Warburg Fund as a result of the Reorganization will be the same as in the hands of the BEA Fund immediately prior to the Reorganization.

            INVESTMENT OBJECTIVES AND POLICIES. Each Warburg Fund was organized for the purpose of acquiring the assets of the corresponding BEA Fund and each Warburg Fund will have the same investment objective, and, except as noted below under "Comparison of Investment Objectives and Policies," substantially the same investment policies and limitations as the corresponding BEA Fund.

            PURCHASE AND REDEMPTION PROCEDURES. The purchase and redemption procedures available to shareholders of each Warburg Fund are virtually identical to those available to shareholders of the corresponding BEA Fund, except that the initial and subsequent investment minimums of the Warburg Funds for the Common Share class are higher than those for the comparable class of BEA Funds. These higher minimums will not apply to holders of the BEA Fund shares on the Closing Date of the Reorganization. Purchases of shares of each Warburg Fund and the corresponding BEA Fund may be made by mail, or with advance arrangements, by wire through the Funds' distributor. Shares of the Funds are sold at net asset value per share and without an initial sales charge. Common Shares of the Warburg Funds and Advisor Shares of the BEA Funds are subject to a 12b-1 fee of .25% per annum. Advisor Shares of the Warburg Funds, if offered, are subject to a 12b-1 fee of up to .75% per annum.

            EXCHANGE PRIVILEGES. The exchange privileges available to shareholders of each Warburg Fund are substantially identical to those available to shareholders of the corresponding BEA Fund. Shareholders of each BEA Fund and the corresponding Warburg Fund may exchange at net asset value all or a portion of their shares for shares of the same class of certain other mutual funds in the Warburg Pincus family of funds at their respective net asset values. Shareholders may thus not effect exchanges between one class of shares (e.g., Common Shares) of a Warburg Fund and any other class of shares (e.g., Institutional Shares) of any other Warburg Fund. Exchanges may be effected by mail or by telephone, except that exchanges of Institutional Shares, like purchases of those shares, may only be effected in writing. Exchanges will be effected without a sales charge but must satisfy the minimum dollar amount necessary for new purchases. A Fund may refuse exchange purchases at any time without prior notice. The exchange privilege may be modified or terminated at any time upon 30 days' notice to shareholders. Currently, Common Share exchanges may be made among the Warburg Funds offering Common Shares and with the following other Warburg Pincus Funds:

      - WARBURG PINCUS BALANCED FUND -- a fund seeking maximum total return through a combination of long-term growth of capital and current income consistent with preservation of capital through diversified investments in equity and debt securities;

      - WARBURG PINCUS CAPITAL APPRECIATION FUND -- an equity fund seeking long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of domestic companies;

      - WARBURG PINCUS CASH RESERVE FUND -- a money market fund investing in short-term, high quality money market instruments;

      - WARBURG PINCUS EMERGING GROWTH FUND -- an equity fund seeking maximum capital appreciation by investing in emerging growth companies;

      - WARBURG PINCUS EMERGING MARKETS FUND -- an equity fund seeking growth of capital by investing primarily in securities of non-United States issuers consisting of companies in emerging securities markets;

      - WARBURG PINCUS FIXED INCOME FUND -- a bond fund seeking current income and, secondarily, capital appreciation by investing in a diversified portfolio of fixed-income securities;

      - WARBURG PINCUS GLOBAL FIXED INCOME FUND -- a bond fund investing in a portfolio consisting of investment grade fixed income securities of governmental and corporate issuers denominated in various currencies, including U.S. dollars;

      - WARBURG PINCUS GLOBAL POST-VENTURE CAPITAL FUND -- an equity fund seeking long-term growth of capital by investing principally in equity securities of U.S. and foreign issuers in their post-venture capital stage of development;

      - WARBURG PINCUS GROWTH & INCOME FUND -- an equity fund seeking long-term growth of capital and income and a reasonable current return;

      - WARBURG PINCUS HEALTH SCIENCES FUND -- an equity fund seeking capital appreciation by investing primarily in equity and debt securities of health sciences companies;

      - WARBURG PINCUS INTERMEDIATE MATURITY GOVERNMENT FUND -- an intermediate-term bond fund investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

      - WARBURG PINCUS INTERNATIONAL EQUITY FUND -- an international equity fund seeking long-term capital appreciation;

      - WARBURG PINCUS INTERNATIONAL SMALL COMPANY FUND -- an equity fund seeking capital appreciation by investing in a portfolio of equity securities of non-United States small-sized companies;

      - WARBURG PINCUS JAPAN GROWTH FUND -- an equity fund seeking long-term growth of capital by investing primarily in equity securities of Japanese issuers;

      - WARBURG PINCUS JAPAN SMALL COMPANY FUND -- an equity fund seeking long-term capital appreciation by investing in a portfolio of securities of small Japanese companies;

      - WARBURG PINCUS MAJOR FOREIGN MARKETS FUND -- an equity fund seeking long-term capital appreciation by investing in equity securities of issuers consisting of companies in major foreign securities markets;

      - WARBURG PINCUS NEW YORK INTERMEDIATE MUNICIPAL FUND -- an intermediate-term municipal bond fund designed for New York investors seeking income exempt from federal, New York State and New York City income tax;

      - WARBURG PINCUS NEW YORK TAX EXEMPT FUND -- a money market fund investing in short-term, high quality municipal obligations designed for New York investors seeking income exempt from federal, New York State and New York City income tax;

      - WARBURG PINCUS POST-VENTURE CAPITAL FUND -- an equity fund seeking long-term growth of capital by investing principally in equity securities of issuers in their post-venture capital stage of development;

      - WARBURG PINCUS SMALL COMPANY GROWTH FUND* -- an equity fund seeking capital growth by investing in equity securities of small-sized domestic companies; and

-------------------

* Warburg Pincus Small Company Growth Fund is currently closed to certain new investors; the Small Company Growth Fund's prospectus describes the types of investors that may purchase shares.

      - WARBURG PINCUS SMALL COMPANY VALUE FUND -- an equity fund seeking long-term capital appreciation by investing primarily in equity securities of small companies.

            A shareholder holding Institutional Shares of a Warburg Fund may exchange those shares only for Institutional Shares of the other Warburg Funds.

            The exchange privilege is available to shareholders residing in any state in which the Fund's shares being acquired may legally be sold. When an investor effects an exchange of shares, the exchange is treated for federal income tax purposes as a redemption. Therefore, the investor may realize a taxable gain or loss in connection with the exchange. No initial sales charge is imposed on the shares being acquired in an exchange. See "How to Redeem and Exchange Shares" in the accompanying Prospectuses of the Warburg Funds.

            DIVIDENDS. Each Warburg Fund and each BEA Fund will distribute substantially all of the Fund's net investment income and net realized capital gains, if any, to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional shares unless a shareholder elects otherwise. The BEA International Equity Fund, BEA Emerging Markets Equity Fund, BEA U.S. Core Equity Fund, BEA Global Telecommunications Fund, BEA Long-Short Market Neutral Fund, BEA Long-Short Equity Fund and BEA Select Economic Value Equity Fund, and the corresponding Warburg Funds, declare and pay dividends, if any, from net investment income annually. The BEA U.S. Core Fixed Income Fund, BEA Strategic Global Fixed Income Fund, BEA High Yield and BEA Municipal Bond Fund, and the corresponding Warburg Funds, declare and pay dividends from net investment income at least quarterly. Net realized capital gains (including net short-term capital gains), if any, of each Warburg Fund, like each BEA Fund, will be distributed at least annually. See "Dividends, Distributions and Taxes" in the accompanying Prospectuses of the Warburg Funds.

            SHAREHOLDER VOTING RIGHTS. The Warburg Funds are registered with the Securities and Exchange Commission as open-end management investment companies. The BEA Funds are each a separate series of RBB Fund which is also registered as an open-end management investment company. The RBB Fund and each of the Warburg Funds are Maryland corporations, each having a Board of Directors. Shareholders of both the Warburg Funds and the BEA Funds have similar voting rights. Neither the Warburg Funds nor the RBB Fund on behalf of the BEA Funds holds a meeting of shareholders annually, except as required by the 1940 Act or other applicable law. Each Warburg Fund's By-Laws provide that shareholders collectively owning at least ten percent of the outstanding shares of all classes of stock of the Fund have the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Warburg Funds will assist in shareholder communication in such matters. The presence of one-third of the shareholders at a shareholder meeting will constitute a quorum.

            In addition, under the laws of the State of Maryland, shareholders of the Warburg Funds and the BEA Funds do not have appraisal rights in connection with a combination or acquisition of the assets of the Fund by another entity. Shareholders of a BEA Fund may, however, redeem their shares at net asset value prior to the date of the Reorganization (subject only to certain restrictions set forth in the 1940 Act). See "Information on Shareholders' Rights -- Voting Rights."


                                  RISK FACTORS

            Due to the fact that the investment objectives, policies and restrictions of each Warburg Fund are virtually identical to those of the corresponding BEA Fund, the investment risks are substantially similar. See the accompanying Prospectuses of the applicable Warburg Fund for a complete discussion of the risks investing in that Fund.

                         REASONS FOR THE REORGANIZATION

            The Board of Directors of the RBB Fund has determined that it is in the best interest of each BEA Fund to effect the Reorganization. In reaching this conclusion, the Board considered a number of factors, including the following:

            1. the terms and conditions of the Reorganization;

            2. the  identical  investment   objectives  and  substantially
      identical policies and restrictions of each Warburg Fund in relation to those of the corresponding BEA Fund;

            3. that the investment adviser, custodian, transfer agent and accountant for each Warburg Fund are the same as those of the corresponding BEA Fund;

            4. the federal tax consequences of the Reorganization to the BEA Funds, the Warburg Funds and the shareholders of each, and that a legal opinion will be rendered that no recognition of income, gain or loss for federal income tax purposes will occur as a result of the Reorganization to any of them;

            5. that the interests of shareholders of the BEA Funds will not be diluted as a result of the Reorganization;

            6. BEA (together with Counsellors Funds Service, Inc. ("CFSI") with respect to the former Advisor class of BEA Fund shares) has agreed to waive fees and reimburse expenses for the one-year period following the closing of the Reorganization to the extent necessary for the net expense ratio of each Warburg Fund to be no higher than that of the corresponding BEA Fund for the thirty days ending on the closing of the Reorganization (the "Closing Date");

            7. that the expenses of the Reorganization will be borne by BEA;

            8. that no sales charge will be imposed in connection with the Reorganization;

            9. that the Reorganization would integrate the BEA Funds fully into the Warburg Pincus Funds family, thereby, among other things, making operations consistent, and, for the Advisor class of shares, materially increasing the funds for which they are exchangeable; and

            10. that the Reorganization may increase economic efficiencies of the BEA Funds.

            BEA informed the Board that Credit Suisse Asset Management, the asset management business unit of Credit Suisse Group, had entered into a strategic alliance with Warburg Pincus Asset Management, Inc. pursuant to which the two firms would engage in various activities on a joint basis. As part of the alliance, subject to the agreement of the parties, it is contemplated that the Advisor class of shares of the BEA Funds would be marketed under the Warburg Pincus name, along with new retail funds to be created in the near future. Although the Institutional Shares would be a class of shares of the Warburg Funds, the Institutional class of shares of the BEA Funds would continue to be offered under the name "BEA Institutional Funds." The Reorganization would effectuate the purposes underlying the Credit Suisse/Warburg Pincus alliance. The Reorganization would also permit all BEA-advised U.S. retail mutual funds to be marketed under a single name and give those funds access to the marketing resources of Warburg Pincus.

            In light of the foregoing, the Board of Directors of the RBB Fund, including the Independent Directors, has determined that it is in the best interest of each BEA Fund and its shareholders to effect the Reorganization. The Board of Directors has also determined that the Reorganization of a BEA Fund and the corresponding Warburg Fund would not result in a dilution of the interests of the BEA Fund's shareholders.

            The Board of Directors of each Warburg Fund has also determined that it is advantageous to the Warburg Fund to effect the Reorganization. The Boards of Directors also considered the terms and conditions of the Reorganization and representations that the Reorganization would be effected as a tax-free reorganization. Accordingly, the Board of Directors of each Warburg Fund, including a majority of the Independent Directors, has determined that the Reorganization is in the best interests of the Warburg Fund's shareholders and that the interests of the Warburg Fund's shareholders would not be diluted as a result of the Reorganization.

                                   FEE TABLES

            Following are tables showing current costs and expenses of each class of outstanding shares of the BEA Funds and the costs and expenses expected to be incurred by the corresponding classes of the Warburg Funds after giving effect to the Reorganization. The tables do not reflect charges that institutions and financial intermediaries may impose on their customers.

==============================================================================================================================
                INTERNATIONAL FUND                         INSTITUTIONAL SHARES*                   COMMON SHARES**
==============================================================================================================================
                                                         BEA Fund        Warburg Fund      BEA (Advisor)      Warburg Fund
                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales charge imposed on purchases
     (as a percentage of offering price).....               None                None             None              None
------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (after fee waivers and
expense reimbursements)
     Management fees.........................               .80%               .80%              .80%              .80%
     12b-1 fees***...........................               None               None              .25%              .25%
     Other expenses..........................               .36%               .36%              .36%              .36%
------------------------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES (after waivers
     and reimbursements).....................              1.16%              1.16%             1.41%             1.41%
==============================================================================================================================


==============================================================================================================================
              EMERGING MARKETS FUND                        INSTITUTIONAL SHARES*                   COMMON SHARES**
==============================================================================================================================
                                                         BEA Fund        Warburg Fund      BEA (Advisor)      Warburg Fund
                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales charge imposed on purchases
     (as a percentage of offering price).....               None              None*             None               None
------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (after fee waivers and
     expense reimbursements)
     Management fees.........................               .98%                .98%             .98%               .98%
     12b-1 fees***...........................              None               None               .25%               .25%
     Other expenses..........................               .51%                .51%             .52%               .52%
------------------------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES (after waivers
     and reimbursements).....................              1.49%               1.49%            1.75%              1.75%
==============================================================================================================================

=============================================================================================================
             U.S. EQUITY FUND                     INSTITUTIONAL SHARES*                COMMON SHARES**
=============================================================================================================
                                                                                   BEA
                                                                                (Advisor)
                                               BEA Fund       Warburg Fund         Fund        Warburg Fund
-------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales charge imposed on
     purchases (as a percentage of
     offering price).......................      None             None             None            None
-------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (after fee
waivers and expense reimbursements)
     Management fees.......................       .71%          .71%               .71%              .71%
     12b-1 Fees............................       None          None               .25%              .25%
     Other expenses........................       .29%          .29%               .29%              .29%
-------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES (after waivers
     and reimbursements)                         1.00%            1.00%           1.25%             1.25%
=============================================================================================================


====================================================================================
            CORE FIXED INCOME FUND                     INSTITUTIONAL SHARES*
====================================================================================
                                                     BEA Fund        Warburg Fund
--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales charge imposed on purchases
     (as a percentage of offering price).....            None              None
--------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (after fee waivers
and expense reimbursements)
     Management fees.........................            .25%              .25%
     Other expenses..........................            .20%              .20%
--------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES (after waivers
     and reimbursements)****.................            .45%              .45%
====================================================================================

====================================================================================
                    GLOBAL                             INSTITUTIONAL SHARES*
                  INCOME FUND
====================================================================================
                                                     BEA Fund        Warburg Fund
------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales charge imposed on purchases
     (as a percentage of offering price).....          None              None
------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (after fee waivers
and expense reimbursements)
     Management fees.........................            .43%              .43%
     Other expenses..........................            .32%              .32%
------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES (after waivers
     and reimbursements).....................            .75%              .75%
====================================================================================


============================================================================================================================

                   HIGH YIELD FUND                           INSTITUTIONAL SHARES*                 COMMON SHARES**
============================================================================================================================
                                                           BEA Fund        Warburg Fund    BEA (Advisor)     Warburg Fund
                                                                                                Fund
----------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales charge imposed on purchases (as a
     percentage of offering price)................           None              None             None             None
----------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (after fee waivers and
expense reimbursements)
     Management fees..............................           .44%               .44%             .44%              .44%
     12b-1 fees***................................           None               None             .25%              .25%
     Other expenses...............................           .26%               .26%             .27%              .27%
----------------------------------------------------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES (after waivers
     and reimbursements)..........................             .70%              .70%              .96%            .96%
============================================================================================================================

========================================================================================
                MUNICIPAL FUND                           INSTITUTIONAL SHARES*
========================================================================================
                                                    BEA Fund           Warburg Fund
----------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales charge imposed on
     purchases (as a percentage of offering
     price).................................            None                 None
----------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (after fee waivers
and expense reimbursements)
     Management fees........................            .47%               .47%
     Other expenses.........................            .53%               .53%
----------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES (after waivers
     and reimbursements)....................           1.00%              1.00%
========================================================================================


========================================================================================
            TELECOMMUNICATIONS FUND                          COMMON SHARES**
========================================================================================
                                                  BEA (Advisor)        Warburg Fund
                                                       Fund
-----------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales charge imposed on purchases
     (as a percentage of offering price).....          None                None
-----------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (after fee waivers
and expense reimbursements)
     Management fees........................              0%                0%
     12b-1 fees***..........................             .25%              .25%
     Other expenses.........................            1.40%             1.40%
-----------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES (after waivers
     and reimbursements)....................            1.65%             1.65%
========================================================================================

===============================================================================================================================
                 MARKET NEUTRAL FUND                         INSTITUTIONAL SHARES*                   COMMON SHARES**
===============================================================================================================================
                                                           BEA Fund        Warburg Fund     BEA (Advisor)      Warburg Fund
                                                                                                 Fund
-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales charge imposed on purchases (as a
     percentage of offering price)..............             None              None              None              None
-------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (after fee waivers and
expense reimbursements)
     Management fees*****.......................              1.40%             1.40%             1.40%             1.40%
     12b-1 fees***..............................               None              None              .25%              .25%
     Other expenses.............................               .60%              .60%              .60%              .60%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES (after waivers
     and reimbursements)........................              2.00%             2.00%             2.25%             2.25%
===============================================================================================================================


===============================================================================================================================
                   LONG-SHORT FUND                          INSTITUTIONAL SHARES*                 COMMON SHARES**
===============================================================================================================================
                                                           BEA Fund       Warburg Fund    BEA (Advisor)      Warburg Fund
                                                                                               Fund
-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales charge imposed on purchases (as a
     percentage of offering price)................           None             None             None              None
-------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (after fee waivers and
expense reimbursements)
     Management fees..............................            0%                0%              0%                0%
     12b-1 fees***................................            None              None             .25%              .25%
     Other expenses...............................            2.50%             2.50%           2.50%             2.50%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES (after waivers
     and reimbursements)..........................            2.50%             2.50%           2.75%             2.75%
===============================================================================================================================

===============================================================================================================================
                 ECONOMIC VALUE FUND                        INSTITUTIONAL SHARES*                  COMMON SHARES**
===============================================================================================================================
                                                           BEA Fund       Warburg Fund     BEA (Advisor)      Warburg Fund
                                                                                               Fund
-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum sales charge imposed on purchases (as a
     percentage of offering price)................           None             None             None               None
-------------------------------------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES (after fee waivers and
expense reimbursements)
     Management fees..............................          .52%              .52%             .52%                 .52%
     12b-1 fees***................................           None             None             .25%                 .25%
     Other expenses...............................          .48%              .48%             .48%                 .48%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES (after waivers
     and reimbursements)..........................         1.00%             1.00%            1.25%                1.25%
===============================================================================================================================

* BEA has agreed to waive fees and reimburse expenses of the Institutional Shares of each Warburg Fund for a one-year period following the closing of a Reorganization so that the expense ratio of such shares will be no higher than that of the Institutional class of the corresponding BEA Fund for the thirty days ending on the Closing Date of the Reorganization.

**    The Warburg Funds Common Shares (and BEA Advisor Shares) impose a 12b-1 fee of up to .25% per annum, which is the economic equivalent of a sales charge.

***   BEA and CFSI have agreed to waive fees and reimburse expenses of the
Common Shares of each Warburg Fund for a one-year period following the closing of the Reorganization so that the expense ratio of such shares will be no higher than that of the Advisor class of the corresponding BEA Fund for the thirty days ending on the Closing Date of the Reorganization.

**** The Core Fixed Income Fund's Total Operating Expenses has been reduced from .50% as of August 31, 1997 to .45%.

***** The Management Fee for the Market Neutral Fund may be increased or decreased by applying a performance adjustment after the Fund's first year of operations.

      The expense figures for the Funds are based upon fees and costs as of August 31, 1997 except for those Funds which were not in operation on that date. For these Funds, expenses are estimated for the current fiscal year. In addition, the Fee Tables for the Warburg Funds reflect a voluntary assumption of some of the additional expenses of the BEA Funds by BEA or, in the case of the Advisor Shares, BEA and CSFI. Absent such expense reimbursements, under current expense levels, the resulting fees and expenses for the Funds are illustrated in the following table:

==============================================================================================================================
                       FUND                              MANAGEMENT            RULE            OTHER             TOTAL
                                                            FEES            12b-1 FEES        EXPENSES          EXPENSES
------------------------------------------------------------------------------------------------------------------------------
International Fund - Institutional Shares
     BEA Fund......................................          .80%                0              .45%              1.25%
     Warburg Fund..................................          .80%                0              .45%              1.25%
International Fund - Common Shares
     BEA (Advisor) Fund............................          .80%               .25%            .48%              1.53%
     Warburg Fund..................................          .80%               .25%            .48%              1.53%
------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund - Institutional Shares
     BEA Fund......................................         1.00%                0              .63%              1.63%
     Warburg Fund..................................         1.00%                0              .63%              1.63%
Emerging Markets Fund - Common
     Shares
     BEA (Advisor) Fund............................         1.00%               .25%            .67%              1.92%
     Warburg Fund..................................         1.00%               .25%            .67%              1.92%
------------------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund - Institutional Shares
     BEA Fund......................................          .75%                0              .43%              1.18%
     Warburg Fund..................................          .75%                0              .43%              1.18%
------------------------------------------------------------------------------------------------------------------------------
Core Fixed Income Fund - Institutional Shares
     BEA Fund......................................         .375%                0              .355%             .73%
     Warburg Fund..................................         .375%                0              .355%             .73%
------------------------------------------------------------------------------------------------------------------------------
Global Income Fund - Institutional Shares
     BEA Fund......................................          .50%                0              .48%              .98%
     Warburg Fund..................................          .50%                0              .48%              .98%
==============================================================================================================================

==============================================================================================================================
                       FUND                                MANAGEMENT          RULE               OTHER             TOTAL
                                                              FEES          12b-1 FEES           EXPENSES          EXPENSES
------------------------------------------------------------------------------------------------------------------------------
High Yield Fund - Institutional Shares
          BEA Fund.................................          .70%                 0                .43%              1.13%
          Warburg Fund.............................          .70%                 0                .43%              1.13%
High Yield Fund - Common Shares
          BEA (Advisor) Fund.......................          .70%                .25%              .52%              1.47%
          Warburg Fund.............................          .70%                .25%              .52%              1.47%

------------------------------------------------------------------------------------------------------------------------------
Municipal Fund - Institutional Shares
          BEA Fund.................................          .70%                 0                .67%              1.37%
          Warburg Fund ............................          .70%                 0                .67%              1.37%
------------------------------------------------------------------------------------------------------------------------------
Telecommunications Fund - Common Shares
          BEA (Advisor) Fund.......................         1.00%                .25%              7.13%             8.38%
          Warburg Fund.............................         1.00%                .25%              7.13%             8.38%
------------------------------------------------------------------------------------------------------------------------------
Market Neutral Fund - Institutional Shares
          BEA Fund.................................         1.50%                 0                .60%              2.10%
          Warburg Fund.............................         1.50%                 0                .60%              2.10%
Market Neutral Fund - Common Shares
          BEA (Advisor) Fund.......................         1.50%                .25%              .60%              2.35%
          Warburg Fund.............................         1.50%                .25%              .60%              2.35%
------------------------------------------------------------------------------------------------------------------------------
Long-Short Fund - Institutional Shares
          BEA Fund.................................          .10%                 0                2.50%             2.60%
          Warburg Fund.............................          .10%                 0                2.50%             2.60%
Long-Short Fund - Common Shares
          BEA (Advisor) Fund.......................          .10%                .25%              2.50%             2.85%
          Warburg Fund.............................          .10%                .25%              2.50%             2.85%
------------------------------------------------------------------------------------------------------------------------------
Economic Value Fund - Institutional Shares
          BEA Fund.................................          .75%                 0                .48%              1.23%
          Warburg Fund.............................          .75%                 0                .48%              1.23%
Economic Value Fund - Common Shares
          BEA (Advisor) Fund.......................          .75%                .25%              .73%              1.73%
          Warburg Fund.............................          .75%                .25%              .73%              1.73%
==============================================================================================================================

EXAMPLES

         The following examples are intended to assist an investor in understanding the various costs that an investor in the Funds will bear directly or indirectly. The examples assume payment of operating expenses at the levels set forth in the tables above.


====================================================================================================================
                                                                 1 Year        3 Years     5 Years      10 Years
====================================================================================================================
An investor would pay the following expenses on a
$1,000 investment, assuming (1) 5.00% annual return
and (2) redemption at the end of each time period:
--------------------------------------------------------------------------------------------------------------------
International Fund - Institutional Shares
     BEA Fund............................................          $12           $37         $64          $141
     Warburg Fund........................................          $12           $37         $64          $141

International Fund - Common Shares
     BEA (Advisor) Fund..................................          $15           $45         $78          $171
     Warburg Fund........................................          $15           $45         $78          $171
--------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund - Institutional Shares
     BEA Fund............................................          $15           $47         $81          $178
     Warburg Fund........................................          $15           $47         $81          $178

Emerging Markets Fund - Common
     Shares
     BEA Advisor Fund....................................          $18           $55         $95          $206
     Warburg Fund........................................          $18           $55         $95          $206
--------------------------------------------------------------------------------------------------------------------
U.S. Equity Fund - Institutional Shares
     BEA Fund............................................          $10           $32         $55          $122
     Warburg Fund........................................          $10           $32         $55          $122
U.S. Equity Fund - Common Shares
     BEA Fund............................................          $13           $40         $69          $151
     Warburg Fund........................................          $13           $40         $69          $151
--------------------------------------------------------------------------------------------------------------------
Core Fixed Income Fund - Institutional Shares
     BEA Fund............................................          $5            $14         $25           $57
     Warburg Fund........................................          $5            $14         $25           $57
--------------------------------------------------------------------------------------------------------------------
Global Income Fund - Institutional Shares
     BEA Fund............................................          $8            $24         $42           $93
     Warburg Fund........................................          $8            $24         $42           $93
====================================================================================================================

====================================================================================================================
                                                                 1 Year        3 Years        5 Years      10 Years
--------------------------------------------------------------------------------------------------------------------
High Yield Fund - Institutional Shares
          BEA Fund.......................................          $7            $22            $39           $87
          Warburg Fund...................................          $7            $22            $39           $87
High Yield Fund - Common Shares
          BEA (Advisor) Fund.............................          $10           $31            $53          $118
          Warburg Fund...................................          $10           $31            $53          $118

--------------------------------------------------------------------------------------------------------------------
Municipal Fund - Institutional Shares
         BEA Fund........................................          $10           $32            $55          $122
         Warburg Fund ...................................          $10           $32            $55          $122
--------------------------------------------------------------------------------------------------------------------
Telecommunications Fund - Common Shares
          BEA (Advisor) Fund.............................          $17           $52            $90          $195
          Warburg Fund...................................          $17           $52            $90          $195
--------------------------------------------------------------------------------------------------------------------
Market Neutral Fund - Institutional Shares
          BEA Fund.......................................          $21           $66            N/A           N/A
          Warburg Fund...................................          $21           $66            N/A           N/A

Market Neutral Fund - Common Shares
          BEA (Advisor) Fund.............................          $23           $70            N/A           N/A
          Warburg Fund...................................          $23           $70            N/A           N/A
--------------------------------------------------------------------------------------------------------------------
Long-Short Fund - Institutional Shares
          BEA Fund.......................................          $25           $78            N/A           N/A
          Warburg Fund...................................          $25           $78            N/A           N/A

Long-Short Fund - Common Shares
          BEA (Advisor) Fund.............................          $28           $85            N/A           N/A
          Warburg Fund...................................          $28           $85            N/A           N/A
--------------------------------------------------------------------------------------------------------------------
Economic Value Fund - Institutional Shares
          BEA Fund.......................................          $10           $32            N/A           N/A
          Warburg Fund...................................          $10           $32            N/A           N/A

Economic Value Fund - Common Shares
          BEA (Advisor) Fund.............................          $13           $40            N/A           N/A
          Warburg Fund...................................          $13           $40            N/A           N/A
====================================================================================================================

            The examples in the Fee Tables assume that all dividends and distributions are reinvested.

            The examples provide a means for the investor to compare expense levels of funds with different fee structures over varying investment periods. To facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, each Fund's actual return will vary and may be greater or less than 5.00%. THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                     INFORMATION ABOUT THE REORGANIZATION

            PLAN OF REORGANIZATION. The following summary of each Plan is qualified in its entirety by reference to the form of Plan (Exhibit A hereto). Each Plan provides that the relevant Warburg Fund will acquire all or substantially all of the assets of the corresponding BEA Fund in exchange for shares of the Warburg Fund and the assumption by the Warburg Fund of the liabilities of the BEA Fund on the Closing Date. The Closing Date is expected to be October 2, 1998 for all Funds except the BEA Long-Short Market Neutral Fund and the BEA Long-Short Equity Fund for which the Closing Date is expected to be October 23, 1998.

            Prior to the Closing Date, the RBB Fund on behalf of each BEA Fund will endeavor to discharge all of its known liabilities and obligations. The Warburg Fund shall assume all liabilities, expenses, costs, charges and reserves reflected on an unaudited statement of assets and liabilities of the corresponding BEA Fund as of the close of regular trading on The New York Stock Exchange, Inc., currently 4:00 p.m. New York City time, on the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period. The Warburg Fund shall also assume any liabilities of the corresponding BEA Fund arising from the operations and/or transactions of the BEA Fund prior to and including the Closing Date. The net asset value per share of each class of each Fund will be determined by addition of the relevant class' pro rata share of the actual and accrued liabilities and the liabilities specifically allocated to that class of shares, and dividing the result by the total number of outstanding shares of the relevant class. Each BEA Fund and the corresponding Warburg Fund will utilize the procedures set forth in their respective current Prospectuses or Statements of Additional Information to determine the value of their respective portfolio securities and to determine the aggregate value of each Fund's portfolio.

            On or as soon after the Closing Date as conveniently practicable, each BEA Fund will liquidate and distribute pro rata to shareholders of record as of the close of business on the Closing Date the shares of the same class of the corresponding Warburg Fund received by the BEA Fund. Such liquidation and distribution will be accomplished by the establishment of accounts in the names of the BEA Fund's shareholders on the share records of the corresponding Warburg Fund's transfer agent. Each account will represent the respective pro rata number of shares of the class of shares of the corresponding Warburg Fund due to each of the BEA Fund's shareholders. After such distribution and the winding up of its affairs, each BEA Fund will be terminated as a series of the RBB Fund.

            The consummation of the Reorganization is subject to the conditions set forth in the Plan. Notwithstanding approval by the shareholders of a BEA Fund, the Plan may be terminated with respect to a Reorganization at any time at or prior to the Closing Date: (i) by mutual agreement of the RBB Fund, on behalf of a BEA Fund, and the corresponding Warburg Fund; (ii) by the RBB Fund, on behalf of a BEA Fund, in the event the corresponding Warburg Fund shall, or a Warburg Fund, in the event the RBB Fund or the corresponding BEA Fund shall, materially breach any representation, warranty or agreement contained in the Plan to be performed at or prior to the Closing Date; or (iii) if a condition to the Plan expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met.

            Pursuant to the Plan, each Warburg Fund has agreed to indemnify and advance expenses to each director or officer of the RBB Fund against money damages incurred in connection with any claim arising out of such person's services as a director or officer with respect to matters specifically relating to the corresponding BEA Fund. Each BEA Fund has obtained a rider for its current directors and officers liability policy extending the period for making claims under the policy until three years following the Closing Date. The premium for the three-year period has been prepaid by the BEA Fund.

            BEA has agreed to indemnify each person who served as a director or officer of the RBB Fund at the Closing Date against any and all direct and indirect liabilities, losses, claims, damages and expenses (including, without limitation, reasonable attorneys' fees) (each, a "Loss") that arise from or relate to the operations commencing on the first business day after the Closing Date of the Warburg Funds, to the extent that a Loss has not been recovered against the relevant Warburg Fund.

            Approval of the Plan with respect to each BEA Fund will require the affirmative vote of a majority of each BEA Fund's outstanding shares in the aggregate without regard to class, in person or by proxy, if a quorum is present. The approval of shareholders of any other RBB Fund or of shareholders of the Warburg Funds is not required. Implementing the Reorganization by any one BEA Fund would not be conditioned on receipt of shareholder approval by any other BEA Fund. Shareholders of the BEA Funds are entitled to one vote for each share. If the Reorganization is not approved by shareholders of a BEA Fund, the Board of Directors of the RBB Fund on behalf of the applicable BEA Fund will consider other possible courses of action available to it, including resubmitting the Reorganization proposal to shareholders.

            DESCRIPTION OF THE WARBURG FUNDS' SHARES. Shares of each Warburg Fund will be issued to the corresponding BEA Fund in accordance with the procedures detailed in the Plan and as described in the Warburg Fund's Prospectuses. The Warburg Funds do not issue share certificates to shareholders. See "Information on

Shareholders' Rights" and the Prospectuses of the Warburg Funds for additional information with respect to the shares of the Warburg Funds.

            Each Warburg Fund has authorized three classes of common stock, called Common Shares, Advisor Shares and Institutional Shares. Each Warburg Fund intends to continuously offer Common Shares and Institutional Shares after the Reorganization, except that the Warburg Telecommunications Fund does not currently intend to offer Institutional Shares after the Reorganization. The Institutional Shares of the Warburg Funds will be offered under the name "BEA Institutional Funds." Although each Warburg Fund is authorized to offer Advisor Shares in the future, none has any current intention of doing so. Individual investors will only be able to purchase Advisor Shares through institutional shareholders of record, broker-dealers, financial institutions, depository institutions, retirement plans and financial intermediaries. Shares of each class of each Warburg Fund will represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. Because of the 12b-1 fees to be paid by the Advisor Shares and the Common Shares, the total return on the Advisor Shares can be expected to be lower than the total return on either the Common Shares or the Institutional Shares, and the total return on the Common Shares can be expected to be lower than the total return on the Institutional Shares.

            FEDERAL INCOME TAX CONSEQUENCES. The exchange of assets of each BEA Fund for shares of the corresponding Warburg Fund, followed by the distribution of these shares, is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the "Code"). As a condition to the closing of the Reorganization, each Warburg Fund and the RBB Fund on behalf of the corresponding BEA Fund will receive an opinion from Willkie Farr & Gallagher, counsel to the Warburg Funds, to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, for federal income tax purposes, upon consummation of the Reorganization:

            (1) the transfer of all or substantially all of each BEA Fund's assets in exchange for the corresponding Warburg Fund's shares and the assumption by the Warburg Fund of liabilities of the BEA Fund, and the distribution of the Warburg Fund's shares to the shareholders of the BEA Fund in exchange for their shares of the BEA Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Warburg Fund and the BEA Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

            (2) no gain or loss will be recognized by each Warburg Fund upon the receipt of the assets of the corresponding BEA Fund solely in exchange for the Warburg Fund's shares and the assumption by the Warburg Fund of liabilities of the BEA Fund;

            (3) no gain or loss will be recognized by each BEA Fund upon the transfer of the BEA Fund's assets to the corresponding Warburg Fund in exchange for the Warburg Fund's shares and the assumption by the Warburg Fund of liabilities of the BEA Fund or upon the distribution of the Warburg Fund's shares to the BEA Fund's shareholders;

            (4) no gain or loss will be recognized by shareholders of each BEA Fund upon the exchange of their shares for shares of the corresponding Warburg Fund or upon the assumption by the Warburg Fund of liabilities of the BEA Fund;

            (5) the aggregate tax basis of the shares of each Warburg Fund received by each shareholder of the corresponding BEA Fund pursuant to the Reorganization will be the same as the aggregate tax basis of shares of the BEA Fund held by such shareholder immediately prior to the Reorganization, and the holding period of shares of the Warburg Fund to be received by each shareholder of the BEA Fund will include the period during which shares of the BEA Fund exchanged therefor were held by such shareholder (provided shares of the BEA Fund were held as capital assets on the date of the Reorganization); and

            (6) the tax basis of each BEA Fund's assets acquired by the corresponding Warburg Fund will be the same as the tax basis of such assets to the BEA Fund immediately prior to the Reorganization, and the holding period of the assets of the BEA Fund in the hands of the Warburg Fund will include the period during which those assets were held by the BEA Fund.

            Shareholders of each BEA Fund should consult their tax advisors regarding the effect, if any, of the proposed Reorganization in light of their individual circumstances. Since the foregoing discussion only relates to the federal income tax consequences of the Reorganization, shareholders of each BEA Fund should also consult their tax advisors as to state and local tax consequences, if any, of the Reorganization.

            CAPITALIZATION. The following table shows the capitalization of each BEA Fund as of June 30, 1998 (August 31, 1998 in the case of the BEA Market Neutral Fund and BEA Economic Value Fund and September 11, 1998 in the case of the BEA Long-Short Fund) and the corresponding Warburg Fund on a pro forma basis as of the Closing Date, after giving effect to the Reorganization.

                                                     BEA FUND HISTORICAL         WARBURG FUND PRO FORMA
                                                        (UNAUDITED)                  (UNAUDITED)
                                                     -------------------         ----------------------
INTERNATIONAL FUND
Net assets...................................          $689,746,227                   $689,746,227
Net asset value per share
     Common (Advisor) Share..................          $      25.30                   $      25.30
     Institutional Share.....................          $      25.45                   $      25.45

                                                        BEA FUND                     WARBURG FUND
                                                        HISTORICAL                    PRO FORMA
                                                       (UNAUDITED)                   (UNAUDITED)
                                                       -----------                   -----------
Shares outstanding
     Common (Advisor) Share..................                83,874                         83,874
     Institutional Share.....................            27,021,223                     27,021,223

EMERGING MARKETS FUND
Net assets...................................          $ 32,421,446                   $ 32,421,446
Net asset value per share
     Common (Advisor) Share..................          $      13.94                   $      13.94
     Institutional Share.....................          $      13.86                   $      13.86
Shares outstanding
     Common (Advisor) Share..................                19,234                         19,234
     Institutional Share.....................             2,320,467                      2,320,467

U.S. EQUITY FUND - Institutional Shares
Net assets...................................          $105,980,093                   $105,980,093
Net asset value per share....................          $      25.60                   $      25.60
Shares outstanding...........................             4,140,104                      4,140,104

U.S. FIXED INCOME FUND - Institutional Shares
Net assets...................................          $287,991,501                   $287,991,501
Net asset value per share....................          $      15.69                   $      15.69
Shares outstanding...........................            18,352.865                     18,352.865

GLOBAL INCOME FUND - Institutional Shares
Net assets...................................          $ 28,406,408                   $ 28,406,408
Net asset value per share....................          $      15.08                   $      15.08
Shares outstanding...........................             1,884,015                      1,884,015

HIGH YIELD FUND
Net assets...................................          $103,205,423                   $103,205,423
Net asset value per share
     Common (Advisor) Share..................          $      17.48                   $      17.48
     Institutional Share.....................          $      17.48                   $      17.48
Shares outstanding
     Common (Advisor) Share..................               233,461                        233,461
     Institutional Share.....................             5,669,604                      5,669,604

                                                        BEA FUND                       WARBURG FUND
                                                        HISTORICAL                      PRO FORMA
                                                       (UNAUDITED)                     (UNAUDITED)
                                                       -----------                     ------------
MUNICIPAL FUND - Institutional Shares
Net assets...................................          $   21,452,889                  $   21,452,889
Net asset value per share....................          $        15.08                  $        15.08
Shares outstanding...........................               1,422,218                       1,422,218

TELECOMMUNICATIONS FUND - Common Shares
Net assets...................................          $    1,208,369                  $    1,208,369
Net asset value per share....................          $        25.18                  $        25.18
Shares outstanding...........................                  47,985                          47,985

LONG-SHORT FUND
Net assets...................................          $       10,500                  $       10,500
Net assets value per Share
     Common (Advisor) Share..................          $          N/A                  $          N/A
     Institutional Share.....................          $        15.00                  $        15.00
Shares outstanding
     Common (Advisor) Share..................                     N/A                             N/A
     Institutional Share.....................                     700                             700

MARKET NEUTRAL FUND
Net assets...................................          $    6,302,282                  $    6,302,282
Net asset value per share
     Common (Advisor) Share..................          $          N/A                  $          N/A
     Institutional Share.....................          $        15.27                  $        15.27
Shares outstanding
     Common (Advisor) Share..................                     N/A                             N/A
     Institutional Share.....................             412,744.171                     412,744.171

ECONOMIC VALUE FUND
Net assets...................................          $   22,659,440                  $   22,659,440
Net asset value per share
     Common (Advisor) Share..................          $          N/A                  $          N/A
     Institutional Share.....................          $        13.17                  $        13.17
Shares outstanding
     Common (Advisor) Share..................                     N/A                             N/A
     Institutional Share.....................           1,721,029.937                   1,721,029.937

            The Warburg Funds will not commence operations until consummation of the Reorganization and, accordingly, as of the date of this combined prospectus/proxy statement there were no outstanding shares of the Warburg Funds.

SHARE OWNERSHIP OF BEA FUNDS

            As of August 21, 1998 (September 14, 1998 in the case of the BEA Long-Short Fund) (the "Record Date"), the officers and Directors of the RBB Fund beneficially owned as a group less than 1% of the outstanding securities of each BEA Fund other than the Global Telecommunications Fund, of which 2.67% was owned by such officers and Directors. To the best knowledge of the RBB Fund, as of the Record Date, no shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act")), except as set forth below, owned beneficially or of record more than 5% of the outstanding shares of a class of a BEA Fund. As of the Record Date, William W. Priest, Jr., Chief Executive Officer of BEA, owned all of the outstanding securities of the BEA Long-Short Fund.

                                                                                PERCENT OWNED AS
                                                                                  OF RECORD
                                                                                DATE AND (AS OF
         BEA FUND                       NAME AND ADDRESS                        CLOSING DATE)
         --------                       ----------------                        ----------------
BEA International Equity                Employees Ret Plan Marshfield                7.22%
Fund -- Institutional                   1000 N. Oak Ave
                                        Marshfield, WI  54449

                                        NationBanc Montgomery Securities            11.17%
                                        600 Montgomery St., 4th Fl.
                                        San Francisco, CA  94111

                                        Indiana University Foundation               5.05%
                                        Attn:  Walter L. Koon, Jr.
                                        PO Box 500
                                        Bloomington, IN  47402

BEA International Equity                Charles Schwab & Co.                        6.28%
Fund -- Advisor                         Special Custody Account for Exclusive
                                        Benefit of Customers
                                        101 Montgomery St.
                                        San Francisco, CA  94014

                                         Transcorp                                               9.68%
                                         FBO William E. Burns
                                         PO Box 6535
                                         Englewood, CO  80155

                                         Bob & Co.                                              78.34%
                                         PO Box 1809
                                         Boston, MA  02105

BEA Emerging Markets Fund --             Wachovia Bank North Carolina                           45.77%
Institutional                            TRST Carolina Power & Light Co.
                                         PO Box 3073
                                         301 N. Main Street
                                         Winston Salem, NC  27101

                                         Arkansas Public Emp. Retirement System                 32.00%
                                         124 W. Capital Ave.
                                         Little Rock, AR  72201

                                         National Academy of Sciences                            5.36%
                                         2101 Constitution Ave.
                                         Washington, DC  20418

                                         Clariden Bank                                           6.93%
                                         Claidenstr 26
                                         CH-8002
                                         Zurich, Switzerland

BEA Emerging Markets                     SEMA & Co.                                             97.75%
Equity Fund -- Advisor                   12 E. 49th Street
                                         41st Fl.
                                         New York, NY  10017

BEA Core Equity Fund --                  Werner & Pfleiderer Pension Plan                        8.91%
Institutional                            663 E. Crescent Ave.
                                         Ramsey, NJ  07446

                                         Washington Hebrew Congregation                         16.18%
                                         3935 Macomb St. NW
                                         Washington, DC  20016

                                         Patterson & Co.                                        32.74%
                                         PO Box 7829
                                         Philadelphia, PA  19101

                                         SEMA & Co.                                              5.14%
                                         12 E. 49th Street, 41st Fl.
                                         New York, NY  10017

BEA US Core Fixed Income                 The Northern Trust Company TTEE                        12.78%
Fund -- Institutional                    Uniroyal Holdings Bond Fund
                                         c/o Uniroyal Holding Inc.
                                         70 Great Hill Road
                                         Naugatuck, CT  06770-2224

                                         Winifred Masterson Burke Foundation                     6.16%
                                         785 Mamaroneck Ave.
                                         White Plains, NY  10605-2593

                                         New England UFCW & Employers'                          11.85%
                                         Pension Fund Board of Trustees
                                         161 Forbes Road, Ste. 201
                                         Braintree, MA  02184-2606

BEA Strategic Global Fixed               Sunkist Master Trust                                   52.73%
Income Fund -- Institutional             14130 Riverside Drive
                                         Sherman Oaks, CA  91423-2392

                                         Patterson & Co.                                        37.70%
                                         PO Box 7829
                                         Philadelphia, PA  19101-7829

                                         State Street Bank & Trustee TTEE                        5.48%
                                         Fenway Holdings LLC Master Trust
                                         PO Box 470
                                         Boston, MA  02102-0470

BEA High Yield Fund --                   Carl F. Besenbach                                      18.33%
Institutional                            TRST Michelin North America Inc.
                                         Master Trust
                                         PO Box 19001
                                         Greenville, SC  29602-9001

                                         Credit Suisse Private Banking                           5.52%
                                         Dividend Reinvestment Plan
                                         Cash Election Plan
                                         Cash/DRIP
                                         c/o Credit Suisse Pvt. Bkg.
                                         12 E. 49th Street, 40th Fl.
                                         New York, NY  10017-1028

                                         Southdown Inc. Pension PL                               9.59%
                                         MAC & Co. A/C SDIF8575302
                                         Mutual Fund Operations
                                         PO Box 3198
                                         Pittsburgh, PA  15230-3198


                                         Edward J. Demske TTEE                             5.53%
                                         Miami University Foundation
                                         202 Roudebush Hall
                                         Oxford, OH  45056

                                         Fidelity Investments Institutional               16.92%
                                         Operations Co. Inc. as Agents for Certain
                                         Employee Benefits Plan
                                         100 Magellan Way, #KWIC
                                         Covington, KY  41015-1987

                                         MAC & Co. A/C CSBF8605082                         5.17%
                                         Mutual Fund Operations
                                         PO Box 3198
                                         Pittsburgh, PA  15230-3198

BEA High Yield Fund --                   Charles Schwab & Co.                             83.14%
Advisor                                  Special Custody Account for the
                                         Exclusive Benefit of Customers
                                         101 Montgomery St.
                                         San Francisco, CA  94104-4122

                                         Richard A. Wilson TTEE                           14.19%
                                         E. Francis Wilson TTEE
                                         The Wilson Family Trust
                                         U/A 11/1/95
                                         7612 March Ave.
                                         West Hills, CA  91304-5232

BEA Municipal Bond Fund --               Arnold Leon                                      12.58%
Institutional                            c/o Fiduciary Trust Company
                                         PO Box 3199 Church Street Station
                                         New York, NY  10008-3199

                                         William A. Marquard                              36.01%
                                         2199 Maysville Rd.
                                         Carlisle, KY  40311-9716

                                         Leo Bogart                                        5.21%
                                         135 Central Park West 9N
                                         New York, NY  10023-2465

                                         Howard Isermann                                   8.86%
                                         9 Tulane Dr.
                                         Livingston, NJ  07039-6212


BEA Global                              E.M. Warburg Pincus & Co. Inc.          12.43%
Telecommunications Fund --              Attn:  Sandra Correale
Advisor                                 466 Lexington Ave.
                                        New York, NY 10017

                                        John Hurford                            33.85%
                                        153 East 53rd Street
                                        New York, NY 10022

                                        Timothy Taussig                          6.77%
                                        153 East 53rd Street
                                        New York, NY 10022


                COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

            The following discussion is based upon and qualified in its entirety by the disclosures in the Prospectuses and Statements of Additional Information of the Warburg Funds and the BEA Funds.

            INVESTMENT OBJECTIVES. As stated above each BEA Fund and its corresponding Warburg Fund have the same investment objective. There can be no assurance that any Fund will achieve its investment objective. The investment objectives of the Warburg Funds, like those of the BEA Funds other than the BEA Long-Short Market Neutral and Long-Short Equity Funds, may not be changed by the Board of Directors without the affirmative vote of the holders of a majority of the outstanding shares of the relevant Fund (as defined in the 1940 Act).

            PRIMARY INVESTMENTS. The Warburg Funds were organized for the purpose of acquiring the assets of the corresponding BEA Funds. In addition, the investment policies and investment restrictions of the Warburg Funds were developed so that they would be substantially similar to those of the corresponding BEA Funds, except that, unlike the BEA Funds, the Warburg Funds are not prohibited from investing in an issuer of which the officers and directors of the Funds, BEA or any subsidiary of either own more than 1/2 of 1% of the securities of such issuer or more than 5% of the issuer's securities in the aggregate. This had been a state law limitation which no longer applies to any mutual fund, including the Warburg Fund. In addition, the Warburg Economic Value Fund's investment restriction on lending portfolio securities has been modified to conform to that of all the other Warburg and BEA Funds. The impact of the change is to reduce slightly the maximum amount of Fund securities that can be lent. Further, for the Emerging Markets, Economic Value and U.S. Equity Funds, the disclosure regarding convertible and/or fixed income securities has been amplified to state that such securities may be lower-rated or unrated and to describe the risks related to securities of this credit quality. Finally, the Warburg Municipal Fund is required to invest a higher percentage of assets in municipal securities than the BEA Municipal Bond Fund. The Warburg
Municipal Fund must invest at least 80% of its total assets in fixed income securities issued by state and local governments, while the BEA Municipal Bond Fund's requirement is 65% of total assets.

                           MANAGEMENT OF THE FUNDS

            BEA will provide investment advisory services to each Warburg Fund under an advisory agreement substantially similar to the advisory agreement currently in effect between BEA and the RBB Fund relating to each BEA Fund. Each of the Global Fixed Income and the Emerging Markets Funds will have Credit Suisse Asset Management Limited ("CSAM") as an investment sub-adviser. CSAM, an affiliate of BEA, is described in the Prospectuses for the relevant Warburg Funds. (The specific persons at BEA and CSAM who will be responsible for the day-to-day management of the Warburg Funds is described in the Prospectuses of the Funds, which accompany this Combined Prospectus/Proxy Statement.)

            In addition, (1) PFPC Inc. will continue to provide accounting and co-administrative services as applicable, (2) CFSI will provide certain co-administrative services, and (3) Counsellors Securities Inc. ("CSI") will provide distribution services, all under new agreements substantially similar to those now in effect for each BEA Fund. CSI had been distributor of the BEA Funds until May 29, 1998, although since then the BEA Funds' distributor has been Provident Distributors Inc. ("PDI"). CFSI will be co-administrator to both the Common and Institutional classes of Warburg Funds, while (a) (since May 29,
1998) PDI has been administrative services agent for the Institutional Shares of the BEA Funds, although all administrative services had been delegated to CFSI, and (b) BEA is currently co-administrator of the Advisor shares of the BEA Funds. Importantly, the advisory fees, co-administration fees and distribution fees payable under the new agreements for the Warburg Funds in the aggregate would not be changed as a result of the Reorganization. State Street Bank and Trust Company will continue its role as shareholder servicing agent, transfer agent and dividend disbursing agent after the Reorganization. Custodial Trust Company will continue to serve as custodian of the assets of the Warburg Market Neutral Fund and Warburg Long-Short Fund, and Brown Brothers Harriman & Co. will continue to serve as custodian of the assets of the remaining Warburg Funds. The fees payable for transfer agency and custodial services will be no higher after the Reorganization than before. PricewaterhouseCoopers LLP, the auditors for the BEA Funds, also serves in that capacity for the Warburg Funds.

                      INTEREST OF BEA IN THE REORGANIZATION

            BEA may be deemed to have an interest in the Plan and the Reorganization because it provides investment advisory services to the BEA Funds. BEA receives compensation from the BEA Funds for services it provides pursuant to advisory agreements. The terms and provisions of these arrangements are described in the BEA Fund Prospectuses under "Management --Investment Adviser." Future growth of assets of the Warburg Funds, if any, can be expected to increase the total amount of fees payable to BEA and its affiliates and to reduce the amount of fees and expenses required to be waived to maintain total fees and expenses of the Warburg Funds at agreed upon levels. BEA may also be deemed to have an interest in the Plan and the Reorganization because, as of the Record Date, it or one or more of its affiliates possessed or shared voting power or investment power as a beneficial owner or as a fiduciary on behalf of its customers or employees in various BEA Funds (see "Information About the Reorganization -- Share Ownership of BEA Funds" above). BEA and its affiliates have advised the BEA Funds that they intend to vote the shares over which they have voting power at the Meeting (i) in the manner instructed by the customers for which such shares are held or (ii) in the event that such instructions are not received or where shares are held directly or on behalf of employees, in the same proportion as votes cast by other shareholders. See "Voting Information."

                    INTEREST OF WARBURG IN THE REORGANIZATION

      Warburg may be deemed to have an interest in the Plan and Reorganization because its affiliates, CSI and CFSI, will serve as the distributor and co-administrator, respectively, for the new Warburg Funds. As such, CSI and CFSI will receive compensation for their services. In addition, Mr. Arnold M. Reichman, a director of both the RBB Fund and each Warburg Fund, is the chief operating officer of Warburg Pincus Asset Management, Inc. and may indirectly benefit from fees paid to Warburg affiliates. Further, Warburg may be deemed to have an interest in the Plan and the Reorganization with respect to the Global Telecommunications Fund because, as of the Record Date, one of Warburg's affiliates was a beneficial owner of 12.43% of the shares of that Fund. Warburg has advised the BEA Funds that it intends to vote the shares over which it has voting power at the Meeting in the same proportion as the votes cast by other shareholders. See "Voting Information."

                       INFORMATION ON SHAREHOLDERS' RIGHTS

            GENERAL. Each Warburg Fund is an open-end non-diversified management investment company registered under the 1940 Act, which will continuously offer to sell shares at their current net asset values. Each BEA Fund is a series of the RBB Fund, which is a Maryland corporation that was incorporated on February 29, 1988 and is governed by its Articles of Incorporation, By-Laws and Board of Directors. Each Warburg Fund is a Maryland corporation organized in July, 1998 and is governed by its Articles of Incorporation, By-Laws and Board of Directors. Each Fund is also governed by applicable state and federal law. The RBB Fund has an authorized capital of 30 billion shares of common stock with a par value of $.001 per share. Each Warburg Fund has an authorized capital of three billion shares of common stock with a par value of $.001 per share. The Board of Directors of the RBB Fund has authorized the issuance of 96 series of shares, each representing shares in one of 27 separate portfolios, and may authorize the issuance of additional series of shares in the future. The assets of each portfolio are segregated and separately managed and a shareholder's interest is in the assets of the portfolio in which he or she holds shares. In each Warburg Fund and each BEA Fund, shares represent interests in the assets of the relevant Fund and have identical voting, dividend, liquidation and other rights on the same terms and conditions except that expenses related to the distribution of each class of shares of a Fund are borne solely by such class and each class of shares has exclusive voting rights with respect to provisions of such Fund's Rule 12b-1 distribution plan, if any, pertaining to a particular class.

            MULTI-CLASS STRUCTURE. Although authorized to offer Common, Institutional and Advisor shares, each Warburg Fund expects to offer, following the Reorganization, only Common Shares and Institutional shares. Individual investors may purchase Institutional Shares only if they have entered into an investment management agreement with BEA or its affiliates, with certain exceptions, as specified in the accompanying Prospectus.

            DIRECTORS. The By-Laws of the RBB Fund and of each Warburg Fund provide that the term of office of each Director shall be from the time of his or her election and qualification until the next annual meeting of shareholders and until his or her successor shall have been elected and shall have qualified. Any Director of the RBB Fund or any Warburg Fund may be removed by the vote of at least a majority of the shares of capital stock then entitled to be cast for the election of Directors. Vacancies on the Boards of the RBB Fund or any Warburg Fund may be filled by the Directors remaining in office. A meeting of shareholders will be required for the purpose of electing additional Directors whenever fewer than a majority of the Directors then in office were elected by shareholders.

            VOTING RIGHTS. Neither the RBB Fund nor any Warburg Fund holds a meeting of shareholders annually, and there normally is no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders.

            LIQUIDATION OR TERMINATION. In the event of the liquidation or termination of any of the investment funds of the RBB Fund or of any Warburg Fund, the shareholders of the Fund are entitled to receive, when and as declared by the Directors, the excess of the assets over the liabilities belonging to the Fund. In either case, the assets so distributed to shareholders will be distributed among the shareholders in proportion to the number of shares held by them and recorded on the books of the fund.

            LIABILITY OF DIRECTORS. The Articles of Incorporation of each Warburg Fund provide that the Directors and officers shall not be liable for monetary damages for breach of fiduciary duty as a Director or officer, except to the extent such exemption is not permitted by law. The Articles of Incorporation of the RBB Fund and each Warburg Fund provide that the relevant fund shall indemnify each Director and officer and permit advances for the payment of expenses relating to the matter for which identification is sought, each to the fullest extent permitted by Maryland General Corporation Law and other applicable law. Pursuant to the Plan, each Warburg Fund extends this same protection to current Directors and officers of the RBB Fund for liability relating to the corresponding BEA Fund.

            RIGHTS OF INSPECTION. Maryland law permits any shareholder of the RBB Fund and of each Warburg Fund or any agent of such shareholder to inspect and copy, during usual business hours, the By-Laws, minutes of shareholder proceedings, annual statements of the affairs and voting trust agreements of the RBB Fund and the Warburg Fund on file at its principal offices.

            SHAREHOLDER LIABILITY. Under Maryland law, shareholders of the RBB Fund and of each Warburg Fund do not have personal liability for corporate acts and obligations. Shares of a Warburg Fund issued to the shareholders of the corresponding BEA Fund in the Reorganization will be fully paid and nonassessable when issued, transferable without restrictions and will have no preemptive rights.

            The foregoing is only a summary of certain characteristics of the operations of the Warburg Funds and the RBB Fund on behalf of the BEA Funds. The foregoing is not a complete description of the documents cited. Shareholders should refer to the provisions of the corporate documents and state laws governing each Fund for a more thorough description.

                             ADDITIONAL INFORMATION

            Both the RBB Fund and the Warburg Funds are subject to the informational requirements of the Exchange Act and the 1940 Act and in accordance therewith file reports and other information including proxy material, reports and charter documents, with the SEC. These materials can be inspected and copies obtained at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the New York Regional Office of the SEC at 7 World Trade Center, Suite 1300, New York, New York 10048. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549 at prescribed rates. Prospectuses and Statements of Additional Information for the Warburg Funds, along with related information, may be found on the SEC website as well (http://www.sec.gov).

                               VOTING INFORMATION

            This Combined Prospectus/Proxy Statement is furnished in connection with a solicitation of proxies by the Board of Directors of the RBB Fund to be used at the Special Meeting of Shareholders of the BEA Funds to be held at 3:00 p.m. on September 28, 1998, at the offices of The RBB Fund, Inc., 400 Bellevue Parkway, Wilmington, Delaware, 19809 and at any adjournment or adjournments thereof. This Combined Prospectus/Proxy Statement, along with a Notice of the Meeting and proxy card(s), is first being mailed to shareholders of the BEA Funds on or about September 11, 1998. Only shareholders of record as of the close of business on the Record Date will be entitled to notice of, and to vote at, the Meeting or any adjournment thereof. As of the Record Date, the BEA Funds had the following shares outstanding and entitled to vote: BEA International Equity Fund:
27,521,347.796, BEA Emerging Markets Equity Fund: 2,379,874.685, BEA U.S. Core Equity Fund: 2,946,282.305, BEA U.S. Core Fixed Income Fund: 25,018,698.964, BEA Strategic Global Fixed Income Fund: 1,886,423.214, BEA High Yield Fund:
5,707,135.160, BEA Municipal Bond Fund: 1,471,143.363, BEA Global Telecommunications Fund: 51,782.777, BEA Long-Short Market Neutral Fund:
412,089.292, BEA Long-Short Equity Fund: 700.000 and BEA Select Economic Value Equity Fund: 1,721,029.937. The BEA Long-Short Equity Fund had not commenced operations as of the Record Date. The holders of one-third of the shares of a BEA Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting of that Fund. For purposes of determining a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Plan. If the enclosed proxy is properly executed and returned in time to be voted at the Meeting, the proxies named therein will vote the shares represented by the proxy in accordance with the instructions marked thereon. Unmarked proxies will be voted FOR approval of the relevant Plan and FOR approval of any other matters deemed appropriate. A proxy may be revoked at any time on or before the Meeting by written notice to the Secretary of The RBB Fund, Inc., Bellevue Park Corporate Center, 400 Bellevue Parkway, 3rd Floor, Wilmington, Delaware 19809.

            Approval of the Plan with respect to each BEA Fund will require the affirmative vote of a majority of each BEA Fund's outstanding shares, voting in the aggregate without regard to class, in person or by proxy, if a quorum is present. The approval of shareholders of any other investment series of the RBB Fund is not required. Implementing the Reorganization by any one BEA Fund would not be conditioned on receipt of shareholder approval by any other BEA Fund. Shareholders of the BEA Funds are entitled to one vote for each share.

            Proxy solicitations will be made primarily by mail, but proxy solicitations also may be made by telephone, telegraph or personal interviews conducted by officers and employees of BEA and its affiliates and/or by MacKenzie Partners. All expenses of the Reorganization, including the costs of the proxy solicitation and the preparation of enclosures to the Combined Prospectus/Proxy Statement, reimbursement of expenses of forwarding solicitation material to beneficial owners of shares of the BEA Funds and expenses incurred in connection with the preparation of this Combined Prospectus/Proxy Statement will be borne by BEA or its affiliates (excluding extraordinary expenses not normally associated with transactions of this type). It is anticipated that banks, brokerage houses and other institutions, nominees and fiduciaries will be requested to forward proxy materials to beneficial owners and to obtain authorization for the execution of proxies. BEA or its affiliates, may, upon request, reimburse banks, brokerage houses and other institutions, nominees and fiduciaries for their expenses in forwarding proxy materials to beneficial owners.

            In the event that a quorum necessary for a shareholders' meeting is not present or sufficient votes to approve the Reorganization of a BEA Fund are not received by September 28, 1998, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of proxies. In determining whether to adjourn the Meeting, the following factors may be considered: the percentage of votes actually cast, the percentage of negative votes actually cast, the nature of any further solicitation and the information to be provided to shareholders with respect to the reasons for the solicitation. Any such adjournment will require an affirmative vote by the holders of a majority of the shares of the relevant BEA Fund present in person or by proxy and entitled to vote at the Meeting. The persons named as proxies will vote upon a decision to adjourn the Meeting with respect to a BEA Fund after consideration of the best interests of all shareholders of that Fund.

            As of the Record Date, BEA (or its affiliates) and an affiliate of Warburg possessed or shared voting power or investment power as a fiduciary on behalf of its customers, with respect to the shares of various BEA Funds as set forth above under "Information About the Reorganization --Share Ownership of BEA Funds."

                                 OTHER BUSINESS

            The RBB Fund Board of Directors knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed Proxy Card.

            The approval of shareholders of the Warburg Funds is not required in order to affect the Reorganization and, accordingly, the votes of the shareholders of the Warburg Funds are not being solicited by this Combined Prospectus/Proxy Statement.

                        FINANCIAL STATEMENTS AND EXPERTS

            The audited statement of net assets of each BEA Fund, other than the BEA Long-Short Market Neutral, BEA Long-Short Equity and BEA Select Economic Value Equity Funds, including the schedule of portfolio investments, as of August 31, 1997, the related statements of operations for the year and/or period then ended, the statement of changes in net assets for each of the two years and period then ended and the financial highlights for each of the five years and period then ended, have been incorporated by reference into this Combined Prospectus/Proxy Statement in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of such firm as experts in accounting and auditing.

            The unaudited financial information contained in these Funds' semi-annual report for the period ended February 28, 1998 is also incorporated by reference. There is no financial information available at this time for the Warburg Funds or for the BEA Long-Short Market Neutral, BEA Long-Short Equity and BEA Select Economic Value Equity Fund, which had not commenced operations as of February 28, 1998.

                                  LEGAL MATTERS

            Certain legal matters concerning the issuance of shares of the Warburg Funds will be passed upon by Willkie Farr & Gallagher, 787 Seventh Avenue, New York, New York 10019-6099, counsel to the Warburg Funds. In rendering such opinion, Willkie Farr & Gallagher may rely on an opinion of Venable Baetjer and Howard, L.L.P. as to certain matters under Maryland law.

                                                                       EXHIBIT A

                         FORM OF PLAN OF REORGANIZATION

                     AGREEMENT AND PLAN OF REORGANIZATION


      THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 1st day of September, 1998, between and among each Warburg Pincus Fund listed on Schedule A, each a Maryland corporation (the "Warburg Fund"), and The RBB Fund, Inc., a Maryland corporation (the "RBB Fund"), on behalf of each corresponding BEA Fund listed on Schedule A, each a series of shares of the RBB Fund (the "BEA Fund") and, solely for purposes of Sections 9.2 and 9.3 hereof, BEA Associates, a general partnership organized under the laws of the State of New York.

      This Agreement is intended to be and is adopted as a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization of each BEA Fund (collectively, the "Reorganization") will consist of the transfer of substantially all of the assets of the BEA Fund in exchange solely for shares of the applicable class or classes of common stock (collectively, the "Shares") of the Warburg Fund corresponding thereto, as indicated in the table set forth in Schedule A hereto, and the assumption by the Warburg Fund of liabilities of the BEA Fund, and the distribution, on or after the Closing Date hereinafter referred to, of Shares of the Warburg Fund ("Warburg Fund Shares") to the shareholders of the BEA Fund in liquidation of the BEA Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

      WHEREAS, the Board of Directors of the RBB Fund on behalf of each BEA Fund has determined that the exchange of all of the assets of the BEA Fund for Warburg Fund Shares and the assumption of the liabilities of the BEA Fund by the corresponding Warburg Fund is in the best interests of the RBB Fund and the BEA Fund and that the interests of the existing shareholders of the RBB Fund and the BEA Fund would not be diluted as a result of this transaction; and

      WHEREAS, the Board of Directors of each Warburg Fund has determined that the exchange of all of the assets of the BEA Fund for Warburg Fund Shares is in the best interests of the Warburg Fund's shareholders and that the interests of the existing shareholders of the Warburg Fund would not be diluted as a result of this transaction.

      NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF EACH BEA FUND IN EXCHANGE FOR WARBURG FUND SHARES AND ASSUMPTION OF THE BEA FUND'S LIABILITIES AND LIQUIDATION OF THE BEA FUND

      1.1. Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the RBB Fund agrees to transfer each BEA Fund's assets as set forth in paragraph 1.2 to the corresponding Warburg Fund, and the Warburg Fund agrees in exchange therefor:
(i) to deliver to the RBB Fund the number of Warburg Fund Shares, including fractional Warburg Fund Shares, of each class of each BEA Fund determined by dividing the value of the BEA Fund's net assets attributable to each such class of shares, computed in the manner and as of the time and date set forth in paragraph 2.1, by the offering price of one Warburg Fund Share of the same class; and (ii) to assume the liabilities of the BEA Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

      1.2. (a) The assets of each BEA Fund to be acquired by the corresponding Warburg Fund shall consist of all property including, without limitation, all cash, securities and dividend or interest receivables that are owned by the BEA Fund and any deferred or prepaid expenses shown as an asset on the books of the BEA Fund on the closing date provided in paragraph 3.1 (the "Closing Date").

      (b) The RBB Fund, on behalf of each BEA Fund, has provided the corresponding Warburg Fund with a list of all of the BEA Fund's assets as of the date of execution of this Agreement. The RBB Fund, on behalf of each BEA Fund, reserves the right to sell any of these securities but will not, without the prior approval of the corresponding Warburg Fund, acquire any additional securities other than securities of the type in which the Warburg Fund is permitted to invest. The RBB Fund, on behalf of each BEA Fund, will, within a reasonable time prior to the Closing Date, furnish the corresponding Warburg Fund with a list of the securities, if any, on the BEA Fund's list referred to in the first sentence of this paragraph which do not conform to the Warburg Fund's investment objectives, policies and restrictions. In the event that any BEA Fund holds any investments which the corresponding Warburg Fund may not hold, such BEA Fund will dispose of such securities prior to the Closing Date. In addition, if it is determined that the portfolios of a BEA Fund and the corresponding Warburg Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Warburg Fund with respect to such investments, the BEA Fund, if requested by the Warburg Fund, will dispose of and/or reinvest a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date.

      1.3. The RBB Fund, on behalf of each BEA Fund, will endeavor to discharge all the BEA Funds' known liabilities and obligations prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Each Warburg Fund shall assume all liabilities, expenses, costs, charges and reserves, including those liabilities reflected on an unaudited statement of assets and liabilities of the corresponding BEA Fund prepared by PFPC Inc., as of the Valuation Date (as defined in paragraph 2.1), in accordance with generally accepted accounting principles consistently applied from the prior audited period. Each Warburg Fund shall also assume any liabilities, expenses, costs or charges incurred by or on behalf of the corresponding BEA Fund specifically arising from or relating to the operations and/or transactions of the BEA Fund prior to and including the Closing Date but which are not reflected on the above-mentioned statement of assets and liabilities, including any liabilities, expenses, costs or charges arising under paragraph 5.10 hereof.

      1.4. As provided in paragraph 3.4, as soon on or after the Closing Date as is conveniently practicable (the "Liquidation Date"), each BEA Fund will liquidate and distribute pro rata to the BEA Fund's shareholders of record determined as of the close of business on the Closing Date (the "BEA Fund Shareholders") the Warburg Fund Shares it receives pursuant to paragraph 1.1. Such liquidation and distribution will be accomplished by the transfer of the Warburg Fund Shares then credited to the account of the BEA Fund on the books of the corresponding Warburg Fund to open accounts on the share records of the Warburg Fund in the name of the BEA Fund's shareholders representing the respective pro rata number of the Warburg Fund Shares of the particular class due such shareholders. All issued and outstanding shares of the BEA Fund will simultaneously be canceled on the books of the RBB Fund, although share certificates representing interests in the BEA Fund will represent a number of Warburg Fund Shares after the Closing Date as determined in accordance with
Section 2.3. The Warburg Fund shall not issue certificates representing the Warburg Fund Shares in connection with such exchange.

      1.5. Ownership of Warburg Fund Shares will be shown on the books of each Warburg Fund's transfer agent. Shares of each Warburg Fund will be issued in the manner described in the Warburg Fund's current prospectuses and statement of additional information.

      1.6. Any transfer taxes payable upon issuance of the Warburg Fund Shares in a name other than the registered holder of the BEA Fund Shares on the books of the BEA Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Warburg Fund Shares are to be issued and transferred.

      1.7. Any reporting responsibility of a BEA Fund is and shall remain the responsibility of the RBB Fund up to and including the applicable Closing Date and such later dates on which the BEA Fund is terminated.

2.    VALUATION

      2.1. The value of each BEA Fund's assets to be acquired hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange, Inc. (the "NYSE") on the applicable Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the BEA Fund's then current prospectuses or statement of additional information.

      2.2. The number of Shares of each class of a Warburg Fund to be issued (including fractional shares, if any) in exchange for the corresponding BEA Fund's net assets shall be determined by dividing the value of the net assets of the BEA Fund attributable to the respective classes of Shares determined using the same valuation procedures referred to in paragraph 2.1 by the offering price per Share of such class of the Warburg Fund.

      2.3. All computations of value shall be made by PFPC Inc. in accordance with its regular practice as pricing agent for each BEA Fund and Warburg Fund, respectively.

3.    CLOSING AND CLOSING DATE

      3.1. The Closing Date for the Reorganization shall be October 2, 1998 (except that, with respect to the Reorganizations for the BEA Long-Short Market Neutral Fund and the BEA Long-Short Equity Fund, the Closing Date shall be October 23, 1998), or such other date as the parties to such Reorganization may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of trading on the New York Stock Exchange on the Closing Date unless otherwise provided. The Closing shall be held as of 4:00 p.m., at the offices of PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809, or at such other time and/or place as the parties may agree.

      3.2. The custodian for each Warburg Fund (the "Custodian") shall deliver at the Closing a certificate of an authorized officer stating that: (a) the corresponding BEA Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Warburg Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment has been made, in conjunction with the delivery of portfolio securities.

      3.3. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of a Warburg Fund or a BEA Fund shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of a Warburg Fund or a BEA Fund is impracticable, the applicable Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

      3.4. The RBB Fund, on behalf of each BEA Fund, shall deliver at the Closing a list of the names and addresses of the BEA Fund's shareholders and the number and class of outstanding Shares owned by each such shareholder immediately prior to the Closing or provide evidence that such information has been provided to the corresponding Warburg Fund's transfer agent. Each Warburg Fund shall issue and deliver a confirmation evidencing the Warburg Fund Shares to be credited to the corresponding BEA Fund's account on the Closing Date to the Secretary of the RBB Fund or provide evidence satisfactory to the RBB Fund that such Warburg Fund Shares have been credited to the BEA Fund's account on the books of the Warburg Fund. At the Closing, each party shall deliver to the relevant other parties such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

4.    REPRESENTATIONS AND WARRANTIES

      4.1. The RBB Fund, on behalf of each BEA Fund, represents and warrants to the Warburg Fund as follows:

      (a) The RBB Fund is a Maryland corporation duly organized, validly existing and in good standing under the laws of the State of Maryland and each BEA Fund is a validly existing series of shares of the RBB Fund representing interests in the BEA Fund under the laws of the State of Maryland;

      (b) The RBB Fund is a registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect;

      (c) The RBB Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of its Charter or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the RBB Fund on behalf of any BEA Fund is a party or by which the RBB Fund or any BEA Fund or the property of any of them is bound or affected;

      (d) There are no contracts or other commitments (other than this Agreement) of the RBB Fund on behalf of any BEA Fund which will be terminated with liability to the BEA Fund prior to the Closing Date;

      (e) Except as previously disclosed in writing to and accepted by the relevant Warburg Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against a BEA Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The RBB Fund knows of no facts which might form the basis for the institution of such proceedings and is not party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or the business of the BEA Fund or its ability to consummate the transactions herein contemplated;

      (f) The statements of assets and liabilities of the BEA Fund for each of the fiscal years ended August 31 in the period beginning with commencement of the BEA Fund and ending August 31, 1997 have been audited by PricewaterhouseCoopers LLP, certified public accountants, and are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the corresponding Warburg
Fund) fairly reflect the financial condition of the BEA Fund as of such dates, and there are no known contingent liabilities of the BEA Fund as of such dates not disclosed therein;

      (g) Since August 31, 1997, there has not been any material adverse change in the BEA Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the BEA Fund of indebtedness maturing more than one year from the date that such indebtedness was incurred, except as otherwise disclosed to and accepted by the corresponding Warburg Fund. For the purposes of this subparagraph (g), a decline in net asset value per share or the total assets of the BEA Fund in the ordinary course of business shall not constitute a material adverse change;

      (h) At the Closing Date, all federal and other tax returns and reports of each BEA Fund required by law to have been filed by such dates shall have been filed, and all federal and other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof and, to the best of the RBB Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

      (i) For the fiscal year ended August 31, 1998, the BEA Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company; all of the BEA Fund's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable federal and state securities laws;

      (j) All issued and outstanding shares of each class of the BEA Fund are, and at the applicable Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the RBB Fund. All of the issued and outstanding shares of the BEA Fund will, at the time of Closing, be held by the persons and the amounts set forth in the records of the transfer agent as provided in paragraph 3.4. The BEA Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the BEA Fund's shares, nor is there outstanding any security convertible into any of the BEA Fund's shares;

      (k) At the applicable Closing Date, the RBB Fund will have good and marketable title to the BEA Fund's assets to be transferred to the corresponding Warburg Fund pursuant to paragraph 1.2 and full right, power and authority to sell, assign, transfer and deliver such assets hereunder and, upon delivery and payment for such assets, the Warburg Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act") with respect to privately placed or otherwise restricted securities that the BEA Fund may have acquired in the ordinary course of business;

      (l) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the RBB Fund's Board of Directors, and subject to the approval of the BEA Fund's shareholders, this Agreement will constitute a valid and binding obligation of the RBB Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (m) Insofar as the following relate to the RBB Fund or any BEA Fund, the registration statement filed by the Warburg Fund on Form N-14 relating to Warburg Fund Shares that will be registered with the Commission pursuant to this Agreement, which, without limitation, shall include a proxy statement of the RBB Fund and the prospectuses of each Warburg Fund with respect to the transactions contemplated by this Agreement, and any supplement or amendment thereto, and the documents contained or incorporated therein by reference (the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

      4.2. Each Warburg Fund represents and warrants to the RBB Fund as follows:

      (a) The Warburg Fund is a Maryland corporation, duly organized, validly existing and in good standing under the laws of the State of Maryland;

      (b) The Warburg Fund is a registered investment company classified as a management company of the open-end type and its registration with the Commission as an investment company under the 1940 Act is in full force and effect;

      (c) The current prospectuses and statement of additional information filed as part of the Warburg Fund registration statement on Form N-1A (the "Warburg Fund Registration Statement") conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission under those Acts and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

      (d) At the Closing Date, the Warburg Fund will have good and marketable title to its assets;

      (e) The Warburg Fund is not, and the execution, delivery and performance of this Agreement will not result in, a violation of its Charter or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking to which the Warburg Fund is a party or by which it is bound;

      (f) Except as previously disclosed in writing to and accepted by the RBB Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Warburg Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Warburg Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions contemplated herein;

      (g) Since the inception of the Warburg Fund there has not been any material adverse change with respect to the Warburg Fund's financial condition, assets or liabilities;

      (h) At the Closing Date, all federal and other tax returns and reports of the Warburg Fund required by law then to be filed shall have been filed, and all federal and other taxes shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof;

      (i) The Warburg Fund intends to meet the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company in the future;

      (j) At the date hereof, all issued and outstanding Warburg Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, with no personal liability attaching to the ownership thereof. The Warburg Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Warburg Fund Shares, nor is there outstanding any security convertible into any Warburg Fund Shares;

      (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary actions on the part of the Warburg Fund's Board of Directors, and this Agreement will constitute a valid and binding obligation of the Warburg Fund enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (l) The Warburg Fund Shares to be issued and delivered to the corresponding BEA Fund, for the account of the BEA Fund's shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and when so issued and delivered, will be duly and validly issued Warburg Fund Shares, and will be fully paid and non-assessable with no personal liability attaching to the ownership thereof;

      (m) Insofar as the following relate to the Warburg Fund, the N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of any shareholders' meeting referred to herein, on the Valuation Date and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations under those Acts, and (ii) shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

      (n) The Warburg Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

5.    COVENANTS OF THE RBB FUND ON BEHALF OF EACH BEA FUND AND EACH WARBURG FUND

      5.1. Each Warburg Fund and each BEA Fund will operate its business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

      5.2. The RBB Fund, on behalf of each BEA Fund, will call a meeting of its shareholders to consider and act upon this

Agreement and to take all other actions in coordination with the BEA Fund necessary to obtain approval of the transactions contemplated herein.

      5.3. The RBB Fund, on behalf of each BEA Fund, covenants that the Warburg Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

      5.4. The RBB Fund, on behalf of each BEA Fund, will assist the corresponding Warburg Fund in obtaining such information as the Warburg Fund reasonably requests concerning the beneficial ownership of the BEA Fund's Shares.

      5.5. Subject to the provisions of this Agreement, each Warburg Fund and the RBB Fund each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

      5.6. The RBB Fund, on behalf of each BEA Fund, will provide the corresponding Warburg Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(n), all to be included in the N-14 Registration Statement, in compliance with the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act") and the 1940 Act in connection with the meeting of the RBB Fund's shareholders to consider approval of this Agreement and the transactions contemplated herein.

      5.7. The RBB Fund, on behalf of each BEA Fund, will provide the corresponding Warburg Fund with information reasonably necessary for the preparation of the Warburg Fund Registration Statement.

      5.8. As promptly as practicable, but in any case within thirty days of the Closing Date, the RBB Fund shall furnish each Warburg Fund with a statement containing information required for purposes of complying with Rule 24f-2 under the 1940 Act. A notice pursuant to Rule 24f-2 will be filed by the Warburg Fund offsetting redemptions by the corresponding BEA Fund during the fiscal year ending on or after the applicable Closing Date against sales of Warburg Fund Shares and the RBB Fund agrees that it will not net redemptions during such period by any BEA Fund against sales of shares of any other series of the RBB Fund.

      5.9. Each Warburg Fund agrees to indemnify and advance expenses to each person who at the time of the execution of this Agreement serves as a Director or Officer ("Indemnified Person") of the RBB Fund, against money damages actually and reasonably incurred by such Indemnified Person in connection with any claim that is asserted against such Indemnified Person arising out of such person's service as a director or officer of the RBB Fund with respect to matters specifically relating to the corresponding BEA Fund, provided that such indemnification and advancement of expenses shall be permitted to the fullest extent that is available under the Maryland General Corporation law and other applicable law. This paragraph 5.9 shall not protect any such Indemnified Person against any liability to a BEA Fund, the corresponding Warburg Fund or their shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or from reckless disregard of the duties involved in the conduct of his office. An Indemnified Person seeking indemnification shall be entitled to advances from a Warburg Fund for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under the Maryland General Corporation law and other applicable law. Such Indemnified Person shall provide to the Warburg Fund a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Warburg Fund has been met and a written undertaking to repay any advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (a) the Indemnified Person shall provide security in form and amount acceptable to the Warburg Fund for its undertaking; (b) the Warburg Fund is insured against losses arising by reason of the advance; or (c) either a majority of a quorum of disinterested non-party directors of the Warburg Fund (collectively, the "Disinterested Directors"), or independent legal counsel experienced in mutual fund matters, selected by the Indemnified Person, in a written opinion, shall have determined, based on a review of facts readily available to the Warburg Fund at the time the advance is proposed to be made, that there is reason to believe that the Director will ultimately be found to be entitled to indemnification.

      5.10. Each Warburg Fund agrees to take no action that would adversely affect the qualification of the Reorganization as a reorganization under Section 368(a) of the Code. In this regard, each Warburg Fund covenants that, following the Reorganization, it (a) will (i) continue the historic business of the BEA Fund or (ii) use a significant portion of the BEA Fund's historic business assets in a business, and (b) will not sell or otherwise dispose of any of the assets of the BEA Fund, except for dispositions in the ordinary course of business or transfers to a corporation (or other entity classified for federal income tax purposes as an association taxable as a corporation) that is "controlled" by the Warburg Fund within the meaning of Section 368(c) of the Code.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH BEA FUND

      The obligations of the RBB Fund to consummate the transactions provided for herein with respect to each BEA Fund shall be subject, at its election, to the performance by the corresponding Warburg Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

      6.1. All representations and warranties of the corresponding Warburg Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the actions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      6.2. The Warburg Fund shall have delivered to the RBB Fund a certificate executed in its name by its President or Vice President and its Secretary, Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the RBB Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Warburg Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the RBB Fund shall reasonably request;

      6.3. The RBB Fund shall have received written agreements from BEA Associates (together with Counsellors Funds Service, Inc. with respect to the former Advisor class of each BEA Fund's shares outstanding on the Closing Date) to maintain, for a one year period from the Closing Date, the average expense ratios of each such class of shares for the thirty days ending on the Closing Date. These expense ratios will be in effect except for increases in expense ratios due to redemptions of shares outside of the ordinary course of business; and

      6.4. The RBB Fund shall have received on the Closing Date a favorable opinion from Willkie Farr & Gallagher, counsel to each Warburg Fund, dated as of the Closing Date, in a form reasonably satisfactory to the RBB Fund, covering the following points:

      That (a) the Warburg Fund is a validly existing corporation and in good standing under the laws of the State of Maryland, has the corporate power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the Warburg Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties thereto, is a valid and binding obligation of the Warburg Fund enforceable against the Warburg Fund in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles; (c) the Warburg Fund Shares to be issued to the corresponding BEA Fund's shareholders as provided by this Agreement are duly authorized and upon such delivery will be validly issued and outstanding and are fully paid and nonassessable with no personal liability attaching to ownership thereof, and no shareholder of the Warburg Fund has any preemptive rights to subscription or purchase in respect thereof; (d) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Warburg Fund's Charter or By-Laws or in a material violation of any provision of any agreement (known to such counsel) to which the Warburg Fund is a party or by which it or its property is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Warburg Fund is a party or by which it or its property is bound; (e) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or state of Maryland is required for the consummation by the Warburg Fund of the actions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (f) only insofar as they relate to the Warburg Fund, the descriptions in the Proxy Statement of statutes, legal and governmental proceedings, investigations, orders, decrees or judgments of any court or governmental body in the United States and contracts and other documents, if any, are accurate and fairly present the information required to be shown; (g) such counsel does not know of any legal, administrative or governmental proceedings, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the Warburg Fund or its assets or properties, pending, threatened or otherwise existing on or before the effective date of the Registration Statement or the Closing Date, which are required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described and filed as required; (h) the Warburg Fund is registered as an investment company under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; (i) the Proxy Statement and the Warburg Fund Registration Statement (except as to financial and statistical data contained therein, as to which no opinion need be given) comply as to form in all material respects with the requirements of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and (j) the Warburg Fund Registration Statement is effective under the 1933 Act and the 1940 Act and no stop-order suspending its effectiveness or order pursuant to section 8(e) of the 1940 Act has been issued.

      In addition, such counsel also shall state that they have participated in conferences with officers and other representatives of the Warburg Fund at which the contents of the Proxy Statement, the Warburg Fund Registration Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement and the Warburg Fund Registration Statement (except to the extent indicated in paragraph (f) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of officers and other representatives of the Warburg Fund), they do not believe that the Proxy Statement and the Warburg Fund Registration Statement as of their respective dates, as of the date of the BEA Fund shareholders' meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the Warburg Fund or necessary to make the statements therein regarding the Warburg Fund, in the light of the circumstances under which they were made, not misleading.

      Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data or as to the information relating to the BEA Fund, contained in the Proxy Statement, N-14 Registration Statement or Warburg Fund Registration Statement, and that such opinion is solely for the benefit of the RBB Fund, its Directors and its officers. Such counsel may rely as to matters governed by the laws of the state of Maryland on an opinion of Maryland counsel and/or certificates of officers or directors of each Warburg Fund. Such opinion also shall include such other matters incident to the transaction contemplated hereby, as the BEA Fund may reasonably request.

      In this paragraph 6.4, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not, except as specifically stated above, to any exhibits or attachments thereto or to any documents incorporated by reference therein.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH WARBURG FUND

      The obligations of each Warburg Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the RBB Fund on behalf of the corresponding BEA Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1. All representations and warranties of the RBB Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

      7.2. The RBB Fund shall have delivered to the Warburg Fund a statement of the BEA Fund's assets and liabilities as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the RBB Fund;

      7.3. The RBB Fund shall have delivered to the Warburg Fund on the Closing Date a certificate executed in its name, and on behalf of the BEA Fund, by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Warburg Fund and dated as of the Closing Date, to the effect that the representations and warranties of the BEA Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Warburg Fund shall reasonably request; and

      7.4. The Warburg Fund shall have received on the Closing Date a favorable opinion of Drinker Biddle & Reath LLP, counsel to the RBB Fund, in a form satisfactory to the Secretary of the Warburg Fund, covering the following points:

            That (a) the RBB Fund is a validly existing corporation and in good standing under the laws of the State of Maryland and has the statutory power to own all of its properties and assets and to carry on its business as a registered investment company; (b) the Agreement has been duly authorized, executed and delivered by the RBB Fund on behalf of the BEA Fund and, assuming due authorization, execution and delivery of the Agreement by the other parties hereto, is a valid and binding obligation of the RBB Fund enforceable against the RBB Fund in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent conveyance, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles;
      (c) the execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the RBB Fund's Charter or By-Laws or a material violation of any provision of any agreement (known to such counsel) to which the RBB Fund or the BEA Fund is a party or by which either of them or their properties are bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment or decree to which the RBB Fund or the BEA Fund is a party or by which either of them or their properties are bound, (d) to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or state of Maryland is required for the consummation by the RBB Fund and the BEA Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws; (e) the Proxy Statement (except as to financial and statistical data contained therein, as to which no opinion need be given) comply as to form in all material respects with the requirements of the 1934 Act and the 1940 Act and the rules and regulations thereunder; (f) such counsel does not know of any legal, administrative or governmental proceedings, investigation, order, decree or judgment of any court or governmental body, only insofar as they relate to the RBB Fund or the BEA Fund or their respective assets or properties, pending, threatened or otherwise existing on or before the effective date of the Registration Statement or the Closing Date, which are required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement which are not described and filed as required or which materially and adversely affect the BEA Fund's business; and (g) the RBB Fund is registered as an investment company under the 1940 Act and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

      Such counsel also shall state that they have participated in conferences with officers and other representatives of the RBB Fund and the BEA Fund at which the contents of the Proxy Statement and related matters were discussed and, although they are not passing upon and do not assume any responsibility for the accuracy, completeness or fairness of the statements contained in the Proxy Statement (except to the extent indicated in paragraph (e) of their above opinion), on the basis of the foregoing (relying as to materiality to a large extent upon the opinions of officers and other representatives of the BEA Fund), they do not believe that the Proxy Statement as of its date, as of the date of the BEA Fund's shareholder meeting, and as of the Closing Date, contained an untrue statement of a material fact or omitted to state a material fact required to be stated therein regarding the RBB Fund or the BEA Fund or necessary in the light of the circumstances under which they were made, to make the statements therein regarding the RBB Fund and the BEA Fund not misleading.

      Such opinion may state that such counsel does not express any opinion or belief as to the financial statements or other financial data, or as to the information relating to the Warburg Fund, contained in the Proxy Statement or Registration Statement, and that such opinion is solely for the benefit of the Warburg Fund and its directors and officers. Such opinion also shall include such other matters incident to the transaction contemplated hereby as the Warburg Fund may reasonably request.

      In this paragraph 7.4, references to the Proxy Statement include and relate only to the text of such Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

      7.5. The Warburg Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Warburg Fund dated as of the effective date of the Registration Statement in form and substance satisfactory to the Warburg Fund, to the effect that:

      (a) they are independent public accountants with respect to the RBB Fund within the meaning of the 1933 Act and the applicable regulations thereunder;

      (b) in their opinion, the financial statements and financial highlights of the BEA Fund included or incorporated by reference in the Registration
Statement and reported on by them comply as to form in all material aspects with the applicable accounting requirements of the 1933 Act and the rules and regulations thereunder; and

      (c) on the basis of limited procedures agreed upon by the Warburg Fund and the RBB Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), specified information relating to the BEA Fund appearing in the Registration Statement and the Proxy Statement has been obtained from the accounting records of such BEA Fund or from schedules prepared by officers of the RBB Fund having responsibility for financial and reporting matters and such information is in agreement with such records, schedules or computations made therefrom.

      7.6. The RBB Fund shall have delivered to the Warburg Fund, pursuant to paragraph 4.1(f), copies of financial statements of the BEA Fund as of and for the fiscal year ended August 31, 1997 (except for the BEA Long-Short Market Neutral Fund and the BEA Select Economic Value Fund, for which financial statements as of and for the fiscal year ended August 31, 1998 shall be delivered).

      7.7. The Warburg Fund shall have received from PricewaterhouseCoopers LLP a letter addressed to the Warburg Fund and dated as of the applicable Closing Date stating that as of a date no more than three (3) business days prior to the applicable Closing Date, PricewaterhouseCoopers LLP performed limited procedures and that on the basis of those procedures it confirmed the matters set forth in paragraph 7.5.

      7.8. The Board of Directors of the RBB Fund, including a majority of the directors who are not "interested persons" of the RBB Fund (as defined by the 1940 Act), shall have determined that this Agreement and the transactions contemplated hereby are in the best interests of the RBB Fund and each BEA Fund and that the interests of the shareholders in the RBB Fund and each BEA Fund would not be diluted as a result of such transactions, and the

RBB Fund shall have delivered to each Warburg Fund at the applicable Closing, a certificate, executed by an officer, to the effect that the condition described in this subparagraph has been satisfied.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH WARBURG FUND AND THE RBB FUND WITH RESPECT TO EACH BEA FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to any Warburg Fund, the RBB Fund on behalf of the corresponding BEA Fund shall, and if any of such conditions do not exist on or before the Closing Date with respect to any BEA Fund, the corresponding Warburg Fund shall, at their respective option, not be required to consummate the transactions contemplated by this Agreement.

      8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding Shares of the BEA Fund in accordance with the provisions of the RBB Fund's Charter and applicable law and certified copies of the votes evidencing such approval shall have been delivered to the corresponding Warburg Fund.

      8.2. On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

      8.3. All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky and securities authorities, including "no-action" positions of and exemptive orders from such federal and state authorities) deemed necessary by the Warburg Fund or the RBB Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Warburg Fund or the BEA Fund, provided that either party hereto may for itself waive any of such conditions.

      8.4. The Registration Statement and the Warburg Fund Registration Statement shall each have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5. The parties shall have received a favorable opinion of Willkie Farr & Gallagher, addressed to, and in form and substance satisfactory to, the RBB Fund, on behalf of the BEA

Fund, and the Warburg Fund, substantially to the effect that for federal income tax purposes:

                  (a) The transfer of all or substantially all of the BEA Fund's assets in exchange for the Warburg Fund Shares and the assumption by the Warburg Fund of liabilities of the BEA Fund, and the distribution of such Warburg Fund Shares to shareholders of the BEA Fund in exchange for their shares of the BEA Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Warburg Fund and the BEA Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;
            (b) no gain or loss will be recognized by the Warburg Fund on the receipt of the assets of the BEA Fund solely in exchange for the Warburg Fund Shares and the assumption by the Warburg Fund of liabilities of the BEA Fund; (c) no gain or loss will be recognized by the BEA Fund upon the transfer of the BEA Fund's assets to the Warburg Fund in exchange for the Warburg Fund Shares and the assumption by the Warburg Fund of liabilities of the BEA Fund or upon the distribution of the Warburg Fund Shares to the BEA Fund's shareholders in exchange for their shares of the BEA Fund; (d) no gain or loss will be recognized by shareholders of the BEA Fund upon the exchange of their BEA Fund shares for the Warburg Fund Shares or upon the assumption by the Warburg Fund of liabilities of the BEA Fund; (e) the aggregate tax basis for the Warburg Fund Shares received by each of the BEA Fund's shareholders pursuant to the Reorganization will be the same as the aggregate tax basis of the BEA Fund Shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Warburg Fund Shares to be received by each BEA Fund shareholder will include the period during which the BEA Fund Shares exchanged therefor were held by such shareholder (provided that the BEA Fund Shares were held as capital assets on the date of the Reorganization); and (f) the tax basis of the BEA Fund's assets acquired by the Warburg Fund will be the same as the tax basis of such assets to the BEA Fund immediately prior to the Reorganization, and the holding period of the assets of the BEA Fund in the hands of the Warburg Fund will include the period during which those assets were held by the BEA Fund.

      Notwithstanding anything herein to the contrary, neither the Warburg Fund nor the RBB Fund may waive the conditions set forth in this paragraph 8.5 without the written consent of all of the shares of the relevant BEA Fund outstanding on the Record Date for considering the reorganization of that Fund.

9.    BROKERAGE FEES AND EXPENSES; OTHER AGREEMENTS

      9.1. Each Warburg Fund represents and warrants to the corresponding BEA Fund, and the RBB Fund on behalf of each BEA

Fund represents and warrants to the corresponding Warburg Fund, that there are no brokers or finders or other entities to receive any payments in connection with the transactions provided for herein.

      9.2. BEA Associates or its affiliates agrees to bear the reasonable expenses incurred in connection with the transactions contemplated by this Agreement, whether or not consummated (excluding extraordinary expenses such as litigation expenses, damages and other expenses not normally associated with transactions of the type contemplated by this Agreement). These expenses consist of: (i) expenses associated with preparing this Agreement, the Registration Statement and expenses of the shareholder meetings; (ii) preparing and filing the Warburg Registration Statement covering the Fund Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, necessary under applicable state securities laws to qualify the Warburg Fund Shares to be issued in connection with the Reorganization; (iv) postage; printing; accounting fees; and legal fees incurred by the Warburg Fund and by the RBB Fund in connection with the transactions contemplated by this Agreement; (v) solicitation costs incurred in connection with the shareholders meeting referred to in clause (i) above and paragraph 5.2 hereof and (vi) any other reasonable Reorganization expenses.

      9.3. (a) BEA Associates agrees to indemnify and hold harmless each person who at the time of execution of this Agreement is a director or officer of the RBB Fund (a "BEA Indemnified Party") from and against any and all direct and indirect liabilities, losses, claims, damages and expenses (including, without limitation, reasonable attorneys' fees) ("Losses") incurred by a BEA Indemnified Party and that arise from or relate to the operations of a Warburg Fund commencing on the first business day after the Closing Date. This indemnification provision shall only cover Losses that have not been recovered by the BEA Indemnified Party from the relevant Warburg Fund after a reasonable period of time following a written request to do so by the BEA Indemnified Party.

      (b) BEA Associates' agreement to indemnify the BEA Indemnified Parties pursuant to this paragraph 9.3 is expressly conditioned upon BEA's being promptly notified of any action or claim brought against any such party after the BEA Indemnified Party receives notice of the action. The failure of a BEA Indemnified Party to notify BEA Associates shall not relieve BEA Associates from any liability that BEA Associates may have otherwise than on account of this indemnification agreement.

      (c) In case any action or claim shall be brought against any BEA Indemnified Party and it shall timely notify BEA Associates of the commencement thereof, BEA Associates shall be entitled to participate in, and, to the extent that it shall wish to do so, to assume the defense thereof with counsel satisfactory to it. If BEA Associates opts to assume the defense of such action, BEA Associates will not be liable to the BEA Indemnified Party for any legal or other expenses subsequently incurred by the BEA Indemnified Party in connection with the defense thereof other than (1) reasonable costs of investigation or the furnishing of documents or witnesses and (2) all reasonable fees and expenses of separate counsel to such BEA Indemnified Party if the BEA Indemnified Party shall have concluded reasonably that representation of BEA Associates and the BEA Indemnified Party by the same counsel would be inappropriate due to actual or potential differing interests between them in the conduct of the defense of such action.

      9.4. Any other provision of this Agreement to the contrary notwithstanding, any liability of the RBB Fund under this Agreement with respect to any BEA Fund, or in connection with the transactions contemplated herein with respect to any BEA Fund, shall be discharged only out of the assets of that BEA Fund, and no other portfolio of the RBB Fund shall be liable with respect thereto.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1. Each Warburg Fund and the RBB Fund, itself and on behalf of the corresponding BEA Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

      10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11.   TERMINATION

      11.1. This Agreement may be terminated at any time at or prior to the Closing Date by: (1) mutual agreement of the RBB Fund, on behalf of any BEA Fund, and the corresponding Warburg Fund; (2) the RBB Fund, on behalf of any BEA Fund, in the event the corresponding Warburg Fund shall, or any Warburg Fund in the event the RBB Fund or the corresponding BEA Fund shall, materially breach any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date; or (3) the RBB Fund, on behalf of any BEA Fund, or any Warburg Fund in the event a condition herein expressed to be precedent to the obligations of the terminating party or parties has not been met and it reasonably appears that it will not or cannot be met.

      11.2. In the event of any such termination, there shall be no liability for damages on the part of either the relevant Warburg Fund or the RBB Fund, or their respective directors or officers, to the other party or parties.

12.   AMENDMENTS

      This Agreement may be amended, modified or supplemented in writing in such manner as may be mutually agreed upon by the authorized officers of the relevant Warburg Fund and the RBB Fund; provided, however, that following the meeting of a BEA Fund's shareholders called by the RBB Fund pursuant to paragraph 5.2 of this Agreement no such amendment may have the effect of changing the provisions for determining the number of the Warburg Fund Shares to be issued to such BEA Fund's Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.   NOTICES

      13.1. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the RBB Fund and/or a BEA Fund at:

      Bellevue Park Corporate Center
      400 Bellevue Parkway
      3rd Floor
      Wilmington, DE 19809
      Attention:  Edward Roach

      with a copy to:
      Henry S. Hilles, Jr. Esq.
      Drinker Biddle & Reath LLP
      Philadelphia National Bank Bldg.
      1345 Chestnut Street
      Philadelphia, PA 19107

      or to a Warburg Fund at:
      466 Lexington Avenue
      New York, NY 10017
      Attention: Eugene P. Grace

      with a copy to:

      Rose F. DiMartino, Esq.
      Willkie Farr & Gallagher
      787 Seventh Avenue
      New York, NY 10019

14.   HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
      LIABILITY

      14.1. The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Maryland.

      14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

[signature page follows]

      IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed Chairman of the Board, President or Vice President and attested to by its Secretary or Assistant Secretary.

      WARBURG, PINCUS INTERNATIONAL GROWTH FUND, INC.
      WARBURG, PINCUS EMERGING MARKETS II FUND, INC.
      WARBURG, PINCUS U.S. CORE EQUITY FUND, INC.
      WARBURG, PINCUS U.S. CORE FIXED INCOME FUND, INC. WARBURG, PINCUS STRATEGIC GLOBAL FIXED INCOME FUND, INC. WARBURG, PINCUS HIGH YIELD FUND, INC.
      WARBURG, PINCUS MUNICIPAL BOND FUND, INC.
      WARBURG, PINCUS GLOBAL TELECOMMUNICATIONS FUND, INC. WARBURG, PINCUS LONG-SHORT MARKET NEUTRAL FUND, INC. WARBURG, PINCUS LONG-SHORT EQUITY FUND, INC.
      WARBURG, PINCUS SELECT ECONOMIC VALUE EQUITY FUND, INC.


      By:_____________________________________________
          Name:
          Title:


      Attest:_________________________________________

      THE RBB FUND, INC., for itself and
      on behalf of the

      BEA INTERNATIONAL EQUITY FUND
      BEA EMERGING MARKETS FUND
      BEA U.S. CORE EQUITY FUND
      BEA U.S. CORE FIXED INCOME FUND
      BEA STRATEGIC GLOBAL FIXED INCOME FUND
      BEA HIGH YIELD FUND
      BEA MUNICIPAL BOND FUND
      BEA GLOBAL TELECOMMUNICATIONS FUND
      BEA LONG-SHORT MARKET NEUTRAL FUND
      BEA LONG-SHORT EQUITY FUND
      BEA SELECT ECONOMIC VALUE EQUITY FUND


      By:_____________________________________________
          Name:
          Title:


      Attest: ________________________________________

      Solely with respect to paragraphs 9.2 and 9.3:


      BEA ASSOCIATES


      By:_____________________________________________
          Name:
          Title:


      Attest: ________________________________________

                                                                      SCHEDULE A



           BEA Fund                              Warburg Fund
           --------                              ------------

International Equity Fund                 International Growth Fund
   Institutional Shares                      Institutional Shares
   Advisor Shares                            Common Shares

Emerging Markets Equity Fund              Emerging Markets II Fund
   Institutional Shares                      Institutional Shares
   Advisor Shares                            Common Shares

U.S. Core Equity Fund                     U.S. Core Equity Fund
   Institutional Shares                      Institutional Shares


U.S. Core Fixed Income Fund               U.S. Core Fixed Income Fund
   Institutional Shares                      Institutional Shares


Strategic Global Fixed Income Fund        Strategic Global Fixed Income Fund
   Institutional Shares                      Institutional Shares


High Yield Fund                           High Yield Fund
   Institutional Shares                      Institutional Shares
   Advisor Shares                            Common Shares


Municipal Bond Fund                       Municipal Bond Fund
   Institutional Shares                      Institutional Shares


Global Telecommunications Fund            Global Telecommunications Fund
   Advisor Shares                            Common Shares

           BEA Fund                              Warburg Fund
           --------                              ------------

Long-Short Market Neutral Fund            Long-Short Market Neutral Fund
 Institutional Shares                        Institutional Shares
   Advisor Shares                            Common Shares


Long-Short Equity Fund                    Long-Short Equity Fund
   Institutional Shares                      Institutional Shares
   Advisor Shares                            Common Shares


Select Economic Value Equity              Select Economic Value Equity Fund
Fund                                         Institutional Shares
   Institutional Shares                      Common Shares
   Advisor Shares

         STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 11, 1998

                          ACQUISITION OF THE ASSETS OF

                          BEA INTERNATIONAL EQUITY FUND
                        BEA EMERGING MARKETS EQUITY FUND
                            BEA U.S. CORE EQUITY FUND
                         BEA U.S. CORE FIXED INCOME FUND
                     BEA STRATEGIC GLOBAL FIXED INCOME FUND
                               BEA HIGH YIELD FUND
                             BEA MUNICIPAL BOND FUND
                       BEA GLOBAL TELECOMMUNICATIONS FUND
                       BEA LONG-SHORT MARKET NEUTRAL FUND
                           BEA LONG-SHORT EQUITY FUND
                      BEA SELECT ECONOMIC VALUE EQUITY FUND
                                  ("BEA FUNDS")
                        SEPARATE INVESTMENT PORTFOLIOS OF
                               THE RBB FUND, INC.
                              400 BELLEVUE PARKWAY
                                    3RD FLOOR
                           WILMINGTON, DELAWARE 19809
                                 (302) 792-2555

                        BY AND IN EXCHANGE FOR SHARES OF

                 WARBURG, PINCUS INTERNATIONAL GROWTH FUND, INC.
                 WARBURG, PINCUS EMERGING MARKETS II FUND, INC.
                   WARBURG, PINCUS U.S. CORE EQUITY FUND, INC.
                WARBURG, PINCUS U.S. CORE FIXED INCOME FUND, INC.
            WARBURG, PINCUS STRATEGIC GLOBAL FIXED INCOME FUND, INC.
                      WARBURG, PINCUS HIGH YIELD FUND, INC.
                    WARBURG, PINCUS MUNICIPAL BOND FUND, INC.
              WARBURG, PINCUS GLOBAL TELECOMMUNICATIONS FUND, INC.
              WARBURG, PINCUS LONG-SHORT MARKET NEUTRAL FUND, INC.
                  WARBURG, PINCUS LONG-SHORT EQUITY FUND, INC.
             WARBURG, PINCUS SELECT ECONOMIC VALUE EQUITY FUND, INC.
                                ("WARBURG FUNDS")
                              466 LEXINGTON AVENUE
                            NEW YORK, NEW YORK 10017
                                   800-WARBURG


            This Statement of Additional Information, relating specifically to the proposed transfer of all or substantially all of the assets of the BEA Funds of The RBB Fund, Inc. to the

Warburg Funds in exchange for shares of the Warburg Funds and the assumption by the Warburg Funds of liabilities of the BEA Funds, consists of this cover page and the following described documents, each of which accompanies this Statement of Additional Information and is incorporated herein by reference.

                  1. Statements of Additional Information for each class of
            shares of the Warburg Funds, each dated September 11, 1998.

                  2. Annual Reports of the relevant BEA Funds for the fiscal year ended August 31, 1997

                  3. Semiannual Reports of the relevant BEA Funds for the
            six-month period ended February 28, 1998.

            This Statement of Additional Information is not a prospectus. A Combined Prospectus/Proxy Statement, dated September 11, 1998, relating to the above-referenced matter may be obtained without charge by calling or writing the Warburg Fund at the telephone number or address set forth above. This Statement of Additional Information should be read in conjunction with the Combined Prospectus/Proxy Statement.